                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-08512
                                   ---------

                               PIMCO ADVISORS VIT
                               ------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices)  (Zip code)

    Stephen Treadway - 1345 Avenue of the Americas, New York, New York 10105
    ------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3369
                                                    ------------

Date of fiscal year end: December 31
                         -----------

Date of reporting period: June 30
                          -------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO ADVISORS VIT

OPCAP U.S. GOVERNMENT INCOME PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2003

MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                             2003 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2003, the OpCap U.S. Government Income Portfolio (the "Portfolio") posted a return of 2.4% versus a 2.6% return for its benchmark, the Lehman Brothers Intermediate Government Bond Index (the "Index"). For the twelve months ended June 30, 2003, the Portfolio returned 8.4% compared to 8.6% for the Index. For the three years ended June 30, 2003, the Portfolio's average annual return of 8.6% compared to 9.2% for the Index. For the five year period that ended June 30, the Portfolio's average annual return was 6.3% in comparison to 7.3% for the Index. Since inception, on January 3, 1995, the Portfolio's average annual return was 6.8% versus 7.7% for the Index.

The OpCap U.S. Government Income Portfolio ("the Portfolio") invests mainly in debt obligations issued or guaranteed by U.S. Government, its agencies or instrumentalities. The Portfolio primarily owns intermediate-term securities and places a priority on maintaining a relatively stable NAV per share and is intended for investors seeking high current income from investments in Government securities.

At June 30, U.S. treasury securities accounted for 58.5% of the Portfolio's investments, 15.6% was invested in government agency securities, 11.4% in corporate notes and 10.4% of the Portfolio was invested in mortgage-related securities.

  TOP HOLDINGS (AS% OF TNA)

  U.S. Treasury Securities       57.4%

  Tennessee Valley Authority     13.0%

  Government National
    Mortgage Association          5.5%

  Commercial Credit
    Group Inc.                    4.7%

  Freddie Mac                     4.5%

  General Electric
    Capital Corp.                 3.6%

  National Rural Utilities
    Cooperative Fin. Corp.        2.9%

  Federal Farm Credit Corp.       2.3%

  Fannie Mae                      0.2%

                                PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                                                                 VALUE
---------                                                                            -----------
            LONG-TERM INVESTMENTS -- 94.1%
            CORPORATE BONDS -- 11.2%
            FINANCIAL SERVICES -- 8.3%
$     375   Commercial Credit Group Inc., 7.75%, 3/1/05                              $   412,722
      275   General Electric Capital Corp., 6.00%, 6/15/12                               310,411
                                                                                     -----------
                                                                                         723,133
                                                                                     -----------
            UTILITIES -- 2.9%
      225   National Rural Utilities, 6.00%, 5/15/06                                     249,897
                                                                                     -----------
              Total Corporate Bonds (cost-$884,937)                                      973,030
                                                                                     -----------

            MORTGAGE-RELATED SECURITIES -- 10.2%
            Fannie Mae,
       18     9.50%, 12/1/06-12/1/19                                                      19,656
            Freddie Mac,
      175     5.875%, 3/21/11                                                            196,852
      175     6.375%, 8/1/11                                                             194,479
            Government National Mortgage Association,
      454     6.50%, 3/15/32                                                             477,038
                                                                                     -----------
              Total Mortgage-Related Securities (cost-$829,056)                          888,025
                                                                                     -----------

            U.S. GOVERNMENT AGENCY SECURITIES -- 15.3%
      200   Federal Farm Credit Bank Corp., 2.125%, 8/15/05                              202,691
    1,000   Tennessee Valley Authority, 5.375%, 11/13/08                               1,125,999
                                                                                     -----------
              Total U.S. Government Agency Securities (cost-$1,198,325)                1,328,690
                                                                                     -----------

            U.S. TREASURY BONDS AND NOTES -- 57.4%
      500     2.625%, 5/15/08                                                            504,571
      100     5.00%, 8/15/11                                                             112,172
      275     5.25%, 11/15/28                                                            299,353
    1,850     5.75%, 8/15/03-8/15/10                                                   1,902,190
      950     5.875%, 11/15/04                                                         1,011,045
      950     6.50%, 2/15/10                                                           1,152,506
                                                                                     -----------
              Total U.S. Treasury Bonds and Notes (cost-$4,749,845)                    4,981,837
                                                                                     -----------
                Total Long-Term Investments (cost-$7,662,163)                          8,171,582
                                                                                     -----------

            SHORT-TERM INVESTMENT -- 4.0%
            U.S. GOVERNMENT AGENCY DISCOUNT NOTE -- 4.0%
      350   Federal Home Loan Bank, 0.90%, 7/11/03 (cost-$349,912)                       349,912
                                                                                     -----------
              Total Investments (cost-$8,012,075+)                            98.1%    8,521,494
              Other assets less liabilities                                    1.9       162,563
                                                                             -----   -----------
              Net Assets                                                     100.0%  $ 8,684,057
                                                                             =====   ===========

----------
+ The cost basis of portfolio securities for federal income tax purposes is $8,012,075. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $517,694; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $8,275; net unrealized appreciation for federal income tax purposes is $509,419.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$8,012,075)                                          $ 8,521,494
Cash                                                                                  85,860
Interest receivable                                                                  106,843
Receivable for shares of beneficial interest sold                                      4,176
Prepaid expenses                                                                          60
                                                                                 -----------
  Total Assets                                                                     8,718,433
                                                                                 -----------

LIABILITIES:
Payable for shares of beneficial interest redeemed                                    10,637
Income distribution payable                                                            7,628
Investment advisory fee payable                                                        4,406
Accrued expenses                                                                      11,705
                                                                                 -----------
  Total Liabilities                                                                   34,376
                                                                                 -----------
    Net Assets                                                                   $ 8,684,057
                                                                                 ===========

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)      $     7,782
Paid-in-capital in excess of par                                                   8,102,306
Dividends in excess of net investment income                                          (2,287)
Accumulated net realized gain                                                         66,837
Net unrealized appreciation of investments                                           509,419
                                                                                 -----------
    Net Assets                                                                   $ 8,684,057
                                                                                 ===========
Shares outstanding                                                                   778,217
                                                                                 -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                   $     11.16
                                                                                 ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:
  Interest                                                               $ 187,508
                                                                         ---------
EXPENSES:
  Investment advisory fees                                                  26,989
  Audit and tax services fees                                                5,672
  Custodian fees                                                             4,680
  Reports to shareholders                                                    2,153
  Transfer agent fees                                                        2,077
  Trustees' fees and expenses                                                1,515
  Insurance expense                                                            276
  Miscellaneous                                                              1,027
                                                                         ---------
    Total expenses                                                          44,389
    Less:  custody credits earned on cash balances                            (682)
                                                                         ---------
    Net expenses                                                            43,707
                                                                         ---------
      Net investment income                                                143,801
                                                                         ---------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                                          66,837
  Net change in unrealized appreciation/depreciation of investments          3,713
                                                                         ---------
    Net realized and unrealized gain on investments                         70,550
                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS          $ 214,351
                                                                         =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS
                                                                           ENDED         YEAR ENDED
                                                                       JUNE 30, 2003    DECEMBER 31,
                                                                        (UNAUDITED)         2002
                                                                       -------------    ------------
INVESTMENT OPERATIONS:
Net investment income                                                  $     143,801    $    349,280
Net realized gain on investments                                              66,837         113,405
Net change in unrealized appreciation/depreciation of investments              3,713         365,162
                                                                       -------------    ------------
  Net increase in net assets resulting from investment operations            214,351         827,847
                                                                       -------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                       (143,854)       (378,761)
Net realized gains                                                          (113,063)        (41,408)
                                                                       -------------    ------------
  Total dividends and distributions to shareholders                         (256,917)       (420,169)
                                                                       -------------    ------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                         608,591       1,829,202
Reinvestment of dividends and distributions                                  249,289         420,169
Cost of shares redeemed                                                   (1,294,499)     (2,521,877)
                                                                       -------------    ------------
  Net decrease in net assets from share transactions                        (436,619)       (272,506)
                                                                       -------------    ------------
    Total increase (decrease) in net assets                                 (479,185)        135,172
NET ASSETS:
Beginning of period                                                        9,163,242       9,028,070
                                                                       -------------    ------------
End of period                                                          $   8,684,057    $  9,163,242
                                                                       =============    ============
SHARES ISSUED AND REDEEMED:
Issued                                                                        54,723         167,128
Issued in reinvestment of dividends and distributions                         22,478          38,775
Redeemed                                                                    (116,092)       (231,711)
                                                                       -------------    ------------
  Net decrease                                                               (38,891)        (25,808)
                                                                       =============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                          SIX MONTHS
                                             ENDED                             YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2003      --------------------------------------------------------------
                                          (UNAUDITED)        2002        2001           2000           1999         1998
                                         -------------      -------     -------        -------        -------     --------
Net asset value, beginning of period     $       11.21      $ 10.71     $ 10.50        $ 10.00        $ 10.66     $  10.51
                                         -------------      -------     -------        -------        -------     --------
INVESTMENT OPERATIONS:
Net investment income                             0.18         0.46        0.47           0.51           0.49         0.53
Net realized and unrealized
  gain (loss) on investments                      0.09         0.55        0.21           0.50          (0.66)       (0.31)
                                         -------------      -------     -------        -------        -------     --------
  Total from investment operations                0.27         1.01        0.68           1.01          (0.17)        0.84
                                         -------------      -------     -------        -------        -------     --------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income                            (0.18)       (0.46)      (0.47)         (0.51)         (0.49)       (0.53)
Net realized gains                               (0.14)       (0.05)         --             --             --        (0.16)
                                         -------------      -------     -------        -------        -------     --------
  Total dividends and distributions
    to shareholders                              (0.32)       (0.51)      (0.47)         (0.51)         (0.49)       (0.69)
                                         -------------      -------     -------        -------        -------     --------
Net asset value, end of period           $       11.16      $ 11.21     $ 10.71        $ 10.50        $ 10.00     $  10.66
                                         =============      =======     =======        =======        =======     ========
TOTAL RETURN (1)                                   2.4%         9.7%        6.6%          10.4%          (1.6)%        8.1%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)        $       8,684      $ 9,163     $ 9,028        $ 9,436        $ 9,830     $ 10,542
Ratio of expenses to average
  net assets (2)                                  0.99%*       0.97%       1.00%(3)       1.01%(3)       0.95%        1.00%(3)
Ratio of net investment income to
  average net assets                              3.20%*       3.88%       4.40%(3)       5.04%(3)       4.78%        4.96%(3)
Portfolio Turnover                                   8%          68%         60%            35%            69%          80%

----------
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of expenses offset by custody credits earned on cash balances from custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.05% and 4.35%, respectively, for the year ended December 31, 2001, 1.11% and 4.94%, respectively, for the year ended December 31, 2000, and 1.19% and 4.77%, respectively, for the year ended December 31, 1998.
*   Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust, was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of: the OpCap Equity Portfolio, the OpCap Small Cap Portfolio, the OpCap Global Equity Portfolio, the OpCap Managed Portfolio, the OpCap U.S. Government Income Portfolio (the "Portfolio"), the OpCap Mid Cap Portfolio, the PEA Science & Technology Portfolio and the PEA Renaissance Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Investments in debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

  (D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as a tax return of capital.

  (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

  (F) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

  (G) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2003, the Portfolio's payable in connection with the Plan was $4,026, of which $705 was accrued during the six months ended June 30, 2003.

(2) INVESTMENT ADVISORY FEE

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.60%. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average net assets (net of any custody credits earned on cash balances) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term and government securities, aggregated $712,893 and $1,031,813, respectively.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                             Chairman, President & Trustee
V. Lee Barnes                                Trustee
Paul Y. Clinton                              Trustee
Thomas W. Courtney                           Trustee
Lacy B. Herrmann                             Trustee
Theodore T. Mason                            Trustee
Malcolm Bishopp                              Executive Vice President
Brian S. Shlissel                            Executive Vice President, Treasurer & Secretary
Kenneth W. Corba                             Vice President and Portfolio Manager
Mark F. Degenhart                            Vice President and Portfolio Manager
Colin Glinsman                               Vice President and Portfolio Manager
Louis P. Goldstein                           Vice President and Portfolio Manager
Matthew Greenwald                            Vice President and Portfolio Manager
William Gross                                Vice President and Portfolio Manager
Benjamin D. Gutstein                         Vice President and Portfolio Manager
John Lindenthal                              Vice President and Portfolio Manager
Elisa A. Mazen                               Vice President and Portfolio Manager
Dennis McKechnie                             Vice President and Portfolio Manager
John Schneider                               Vice President and Portfolio Manager
Robert K. Urquhart                           Vice President and Portfolio Manager
Lawrence G. Altadonna                        Assistant Treasurer

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without audit by independent auditors, who did not express an opinion hereon.

PIMCO ADVISORS VIT


OPCAP MID CAP PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2003


MANAGED BY

[OPCAP ADVISORS LOGO]

                                PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                             2003 SEMI-ANNUAL REPORT
                                   (UNAUDITED)


For the six months ended June 30, 2003, the OpCap Mid Cap Portfolio (the "Portfolio") posted a return of 10.7% versus a 16.7% return for its benchmark, the Wilshire Mid Cap 750 Universe (the "Index"). For the twelve months ended June 30, 2003, the Portfolio returned 8.8% compared to 3.1% for the Index. The Portfolio outperformed the Index for the three years ended June 30, 2003, returning 6.2% versus (3.6)% for the Index on an average annual basis. For the five year period that ended June 30, the Portfolio's average annual return of 9.5% compared to 3.3% for the Index. Since inception, on February 9, 1998, the Portfolio's average annual return of 9.8% exceeded the 4.8% increase for the Index.

For the six month period, discount retailer Dollar General was the Portfolio's top contributor to performance. The company offers a focused assortment of consumable basic merchandise, including health and beauty aids, packaged food products and home cleaning supplies. In addition, three pharmaceuticals companies were among the top five contributors to performance: Pharmaceutical Resources, Millipore and Sybron Dental Specialties. Sybron is a global manufacturer and marketer of consumable dental products and related small equipment. Canadian National Railway (transportation) was another key performer during the first half of 2003.

Electro Scientific Industries (electronics) was the largest detractor from performance during the six month period. Other detractors included Apogent Technologies (drugs & medical products), Tenet Healthcare (healthcare), Sylvan Learning Systems (education) and CIT Group (financial services).

TOP TEN HOLDINGS (AS% OF TNA)

Aramark Corp.                   4.8%

Diebold, Inc.                   4.5%

Lamar Advertising Co.           4.1%

Pharmaceutical Product
  Development, Inc.             3.5%

Canadian National
  Railway Co.                   3.5%

Actuant Corp.                   3.5%

Dollar General Corp.            3.4%

Millipore Corp.                 3.0%

Cinergy Corp.                   2.8%

Anadarko Petroleum Corp.        2.7%

[CHART]

TOP FIVE INDUSTRIES (AS% OF TNA)

DRUGS & MEDICAL PRODUCTS        8.9%
ELECTRONICS                     8.4%
MANUFACTURING                   8.4%
ADVERTISING                     7.1%
TRANSPORTATION                  5.6%

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

   SHARES                                                                VALUE
------------                                                        ---------------
               COMMON STOCK -- 96.5%
               ADVERTISING -- 7.1%
      12,100   Lamar Advertising Co.*                               $       426,041
       2,800   Omnicom Group Inc.                                           200,760
       2,800   WPP Group plc ADR                                            112,196
                                                                    ---------------
                                                                            738,997
                                                                    ---------------

               AEROSPACE -- 4.9%
       5,200   Alliant Techsystems, Inc. *                                  269,932
       9,700   Rockwell Collins, Inc.                                       238,911
                                                                    ---------------
                                                                            508,843
                                                                    ---------------

               AUTOMOTIVE -- 1.1%
       3,400   Navistar International Corp.*                                110,942
                                                                    ---------------

               BANKING -- 2.9%
       1,500   M & T Bank Corp.                                             126,330
       6,900   Trustmark Corp.                                              175,743
                                                                    ---------------
                                                                            302,073
                                                                    ---------------

               BUSINESS SERVICES -- 3.5%
       8,300   Certegy Inc.*                                                230,325
       7,200   Harte-Hanks, Inc.                                            136,800
                                                                    ---------------
                                                                            367,125
                                                                    ---------------

               COMMERCIAL SERVICES -- 4.8%
      22,400   Aramark Corp.*                                               502,208
                                                                    ---------------

               COMPUTER SOFTWARE -- 1.6%
       4,300   National Instruments Corp.*                                  162,454
                                                                    ---------------

               DRUGS & MEDICAL PRODUCTS -- 8.9%
       4,300   Invitrogen Corp.*                                            164,991
       6,950   Millipore Corp.*                                             308,372
      12,700   Pharmaceutical Product Development, Inc.*                    364,871
       1,500   Taro Pharmaceutical Industries Ltd.*.                         82,320
                                                                    ---------------
                                                                            920,554
                                                                    ---------------

               ELECTRONICS -- 8.4%
       8,700   Arrow Electronics, Inc.*                                     132,588
       9,000   Celestica Inc. *                                             141,840
      10,700   Diebold, Inc.                                                462,775
       3,100   L-3 Communications Holdings, Inc. *                          134,819
                                                                    ---------------
                                                                            872,022
                                                                    ---------------

               ENERGY -- 1.7%
       5,100   SCANA Corp.                                          $       174,828
                                                                    ---------------

               FINANCIAL SERVICES -- 2.2%
       7,000   Nationwide Financial Services, Inc.                          227,500
                                                                    ---------------

               FOOD SERVICES -- 2.6%
       7,700   Darden Restaurants, Inc.                                     146,146
       4,300   Yum! Brands, Inc.*                                           127,108
                                                                    ---------------
                                                                            273,254
                                                                    ---------------

               HEALTHCARE -- 2.5%
       4,600   Renal Care Group, Inc. *                                     161,966
       8,500   Tenet Healthcare Corp.*                                       99,025
                                                                    ---------------
                                                                            260,991
                                                                    ---------------

               INSURANCE -- 5.4%
       5,100   PartnerRe Ltd.                                               260,661
       5,700   Platinum Underwriters Holdings, Ltd.                         154,698
       1,800   XL Capital Ltd.                                              149,400
                                                                    ---------------
                                                                            564,759
                                                                    ---------------

               MACHINERY/ENGINEERING -- 2.5%
       7,100   National-Oilwell, Inc.*                                      156,200
       1,600   PACCAR Inc.                                                  108,096
                                                                    ---------------
                                                                            264,296
                                                                    ---------------

               MANUFACTURING -- 8.4%
       7,600   Actuant Corp.*                                               359,632
       3,800   Roper Industries, Inc.                                       141,360
       4,700   SPX Corp.*                                                   207,082
       4,300   Winnebago Industries, Inc.                                   162,970
                                                                    ---------------
                                                                            871,044
                                                                    ---------------

               MEASURING INSTRUMENTS -- 3.0%
       4,300   Mettler-Toledo International Inc.*                           157,595
       5,350   Waters Corp.*                                                155,845
                                                                    ---------------
                                                                            313,440
                                                                    ---------------

               MEDIA & BROADCASTING -- 1.3%
       5,700   Emmis Communications Corp.*                                  130,815
                                                                    ---------------

               MEDICAL RESEARCH -- 1.1%
       3,400   Charles River Laboratories International, Inc.*              109,412
                                                                    ---------------

   SHARES                                                                VALUE
------------                                                        ---------------
               COMMON STOCK  (CONCLUDED)
               OIL & GAS -- 3.7%
       6,350   Anadarko Petroleum Corp.                             $       282,385
       4,400   GlobalSantaFe Corp.                                          102,696
                                                                    ---------------
                                                                            385,081
                                                                    ---------------

               RETAIL -- 5.6%
      19,600   Dollar General Corp.                                         357,896
       5,100   Ross Stores, Inc.                                            217,974
                                                                    ---------------
                                                                            575,870
                                                                    ---------------

               TRANSPORTATION -- 5.6%
       7,500   Canadian National Railway Co.                                361,950
      11,700   Pacer International, Inc.*                                   220,662
                                                                    ---------------
                                                                            582,612
                                                                    ---------------

               TRUCKING & SHIPPING -- 2.5%
       4,300   Oshkosh Truck Corp.                                          255,076
                                                                    ---------------

               UTILITIES -- 5.2%
       8,000   Cinergy Corp.                                        $       294,320
       9,900   Vectren Corp.                                                247,995
                                                                    ---------------
                                                                            542,315
                                                                    ---------------
                Total Common Stock
                 (cost-$8,834,772)                                       10,016,511
                                                                    ---------------
                Total Investments
                 (cost-$8,834,772+)                          96.5%       10,016,511

                Other assets less liabilities                 3.5           367,755
                                                      -----------   ---------------
                Net Assets                                  100.0%  $    10,384,266
                                                      ===========   ===============

----------
*  Non-income producing security
ADR - American Depositary Receipt
+ The cost basis of portfolio securities for federal income tax purposes is $8,834,772. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,348,417, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $166,678; net unrealized appreciation for federal income tax purposes is $1,181,739.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$8,834,772)                                       $    10,016,511
Cash                                                                                  111,395
Receivable for investments sold                                                       275,204
Dividends receivable                                                                    5,690
Prepaid expenses                                                                          100
                                                                              ---------------
   Total Assets                                                                    10,408,900
                                                                              ---------------

LIABILITIES:
Investment advisory fee payable                                                         4,828
Payable for shares of beneficial interest redeemed                                      1,445
Accrued expenses                                                                       18,361
                                                                              ---------------
   Total Liabilities                                                                   24,634
                                                                              ---------------
     Net Assets                                                               $    10,384,266
                                                                              ===============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)   $         7,898
Paid-in-capital in excess of par                                                    8,910,341
Dividends in excess of net investment income                                           (1,275)
Accumulated net realized gain                                                         285,563
Net unrealized appreciation of investments                                          1,181,739
                                                                              ---------------
     Net Assets                                                               $    10,384,266
                                                                              ===============
Shares outstanding                                                                    789,839
                                                                              ---------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $         13.15
                                                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $534)                       $        50,365
   Interest                                                                                89
                                                                              ---------------
     Total investment income                                                           50,454
                                                                              ---------------
EXPENSES:
   Investment advisory fees                                                            39,132
   Custodian fees                                                                       6,943
   Audit and tax services fees                                                          6,540
   Reports to shareholders                                                              5,441
   Transfer agent fees                                                                  2,172
   Trustees' fees and expenses                                                          1,878
   Miscellaneous                                                                        2,143
                                                                              ---------------
     Total expenses                                                                    64,249
     Less: investment advisory fees waived                                            (14,742)
           custody credits earned on cash balances                                       (594)
                                                                              ---------------
     Net expenses                                                                      48,913
                                                                              ---------------
       Net investment income                                                            1,541
                                                                              ---------------
REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                                   367,375
   Net change in unrealized appreciation/depreciation of investments                  620,093
                                                                              ---------------
     Net realized and unrealized gain on investments                                  987,468
                                                                              ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS               $       989,009
                                                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED            YEAR ENDED
                                                                               JUNE 30, 2003       DECEMBER 31,
                                                                                 (UNAUDITED)           2002
                                                                              ---------------    ---------------
INVESTMENT OPERATIONS:
Net investment income                                                         $         1,541    $           508
Net realized gain on investments                                                      367,375            554,146
Net change in unrealized appreciation/depreciation of investments                     620,093         (1,885,008)
                                                                              ---------------    ---------------
   Net increase (decrease) in net assets resulting from
     investment operations                                                            989,009         (1,330,354)
                                                                              ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:
Net realized gains                                                                   (196,142)          (308,456)
                                                                              ---------------    ---------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                   80,931          1,014,608
Reinvestment of distributions                                                         196,142            308,456
Cost of shares redeemed                                                            (1,112,471)        (5,736,463)
                                                                              ---------------    ---------------
   Net decrease in net assets from share transactions                                (835,398)        (4,413,399)
                                                                              ---------------    ---------------
     Total decrease in net assets                                                     (42,531)        (6,052,209)

NET ASSETS:
Beginning of period                                                                10,426,797         16,479,006
                                                                              ---------------    ---------------
End of period                                                                 $    10,384,266    $    10,426,797
                                                                              ===============    ===============
SHARES ISSUED AND REDEEMED:
Issued                                                                                  6,880             75,234
Issued in reinvestment of distributions                                                17,419             25,429
Redeemed                                                                              (94,037)          (465,052)
                                                                              ---------------    ---------------
   Net decrease                                                                       (69,738)          (364,389)
                                                                              ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                       SIX MONTHS                                                                 FOR THE PERIOD
                                         ENDED                          YEAR ENDED DECEMBER 31,                FEBRUARY 9, 1998 (1)
                                        JUNE 30,         ----------------------------------------------------           TO
                                          2003             2002            2001          2000          1999     DECEMBER 31, 1998
                                       ----------        --------        --------      --------      --------   -------------------
Net asset value, beginning
   of period                            $  12.13         $  13.46        $  13.02      $  11.63      $   9.79      $       10.00
                                        --------         --------        --------      --------      --------      -------------
INVESTMENT OPERATIONS:
Net investment income                       0.00*            0.00*           0.00*         0.06          0.05               0.05
Net realized and unrealized
   gain (loss) on investments               1.26            (0.96)           0.85          2.83          2.07              (0.21)
                                        --------         --------        --------      --------      --------      -------------
   Total from investment
     operations                             1.26            (0.96)           0.85          2.89          2.12              (0.16)
                                        --------         --------        --------      --------      --------      -------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income                         --               --           (0.02)        (0.04)        (0.05)             (0.05)
Net realized gains                         (0.24)           (0.37)          (0.36)        (1.46)        (0.23)                --
Return of capital                             --               --           (0.03)           --            --                 --
                                        --------         --------        --------      --------      --------      -------------
   Total dividends and distributions
     to shareholders                       (0.24)           (0.37)          (0.41)        (1.50)        (0.28)             (0.05)
                                        --------         --------        --------      --------      --------      -------------
Net asset value, end of period          $  13.15         $  12.13        $  13.46      $  13.02      $  11.63      $        9.79
                                        ========         ========        ========      ========      ========      =============
TOTAL RETURN (2)                            10.7%            (7.1)%           6.6%         25.9%         21.6%              (1.6)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)       $ 10,384         $ 10,427        $ 16,479      $ 16,741      $  5,382      $       1,885
Ratio of expenses to average
   net assets (3)(4)                        1.01%(5)         1.00%           1.00%         1.00%         1.03%              1.05%(5)
Ratio of net investment
   income (loss) to average
   net assets (4)                           0.03%(5)         0.00%**         0.06%         0.65%         0.62%              0.78%(5)
Portfolio Turnover                            34%              93%             85%          100%          108%                38%

----------
*   Less than $0.005 per share
**  Less than 0.005%
(1) Commencement of operations
(2) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(3) Inclusive of expenses offset by custody credits earned on cash balances from custodian bank (See (1)(F) in Notes to Financial Statements).
(4) During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income
    (loss) to average net assets would have been 1.31% annualized and (0.27)% (annualized), respectively, for the six months ended June 30, 2003, 1.17% and (0.17)%, respectively, for the year ended December 31, 2002, 1.15% and (0.08)%, respectively, for the year ended December 31, 2001, 1.36% and 0.29%, respectively, for year ended December 31, 2000, 1.70% and (0.05)%, respectively, for the year ended December 31, 1999, and 4.28% (annualized) and (2.45)% (annualized), respectively, for the period February 9, 1998 (commencement of operations) to December 31, 1998.
(5) Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust, was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of: the OpCap Equity Portfolio, the OpCap Small Cap Portfolio, the OpCap Global Equity Portfolio, the OpCap Managed Portfolio, the U.S. Government Income Portfolio, the OpCap Mid Cap Portfolio (the "Portfolio"), the PEA Science & Technology Portfolio and the PEA Renaissance Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Investment securities, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or, if available, the closing price reported for an issue traded on an over-the-counter stock market (including the NASDAQ official closing price for NASDAQ-traded securities), or if no sales or closing prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

   (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as a tax return of capital.

   (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

   (F) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

   (G) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2003, the Portfolio's payable in connection with the Plan was $3,507, of which $788 was accrued during the six months ended June 30, 2003.

(2) INVESTMENT ADVISORY FEE

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of any custody credits earned on cash balances) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, aggregated $3,366,115 and $4,720,900, respectively.

                                PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                                Chairman, President & Trustee
V. Lee Barnes                                   Trustee
Paul Y. Clinton                                 Trustee
Thomas W. Courtney                              Trustee
Lacy B. Herrmann                                Trustee
Theodore T. Mason                               Trustee
Malcolm Bishopp                                 Executive Vice President
Brian S. Shlissel                               Executive Vice President, Treasurer & Secretary
Kenneth W. Corba                                Vice President and Portfolio Manager
Mark F. Degenhart                               Vice President and Portfolio Manager
Colin Glinsman                                  Vice President and Portfolio Manager
Louis P. Goldstein                              Vice President and Portfolio Manager
Matthew Greenwald                               Vice President and Portfolio Manager
William Gross                                   Vice President and Portfolio Manager
Benjamin D. Gutstein                            Vice President and Portfolio Manager
John Lindenthal                                 Vice President and Portfolio Manager
Elisa A. Mazen                                  Vice President and Portfolio Manager
Dennis McKechnie                                Vice President and Portfolio Manager
John Schneider                                  Vice President and Portfolio Manager
Robert K. Urquhart                              Vice President and Portfolio Manager
Lawrence G. Altadonna                           Assistant Treasurer

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without audit by independent auditors, who did not express an opinion hereon.

PIMCO ADVISORS VIT


OPCAP SMALL CAP PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2003


MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                             2003 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2003, the OpCap Small Cap Portfolio (the "Portfolio") posted a gain of 15.5% versus a 17.9% return for its benchmark, the Russell 2000 Index (the "Index"). For the twelve months ended June 30, 2003, the Portfolio returned (8.8)% compared to (1.6)% for the Index. The Portfolio outperformed the Index for the three years ended June 30, 2003, returning 7.7% versus (3.3)% for the Index on an average annual basis. For the five year period that ended June 30, the Portfolio's average annual return of 5.0% compared to 1.0% for the Index. Since inception, on August 1, 1988, the Portfolio's average annual return of 11.2% compared to 9.3% for the Index.

For the six month period, three retail companies were the the Portfolio's top contributors to performance: Aeropostale, Christopher & Banks and Michaels Stores. Aeropostale, the best performer during the first six months of 2003, is a mall-based specialty retailer of casual apparel and accessories. Other top contributors included Interface (office equipment) and IHOP (food services).

Tier Technologies (computer services) was the largest detractor from performance during the six month period. Other detractors included Insurance Auto Auctions (insurance), Cambrex (chemicals), Mercury Computer Systems (computer services) and SOURCECORP (commercial services).


TOP TEN HOLDINGS (AS% OF TNA)

IHOP Corp.                      3.0%

J. Jill Group Inc.              2.9%

Christopher & Banks
  Corp.                         2.8%

Roper Industries, Inc.          2.7%

ScanSource, Inc.                2.7%

Interface, Inc.                 2.6%

Certegy, Inc.                   2.6%

Wabash National Corp.           2.6%

Elk Corp.                       2.5%

Waddell & Reed Financial, Inc.  2.5%

[CHART]

  TOP FIVE INDUSTRIES (AS% OF TNA)

RETAIL                          12.7%
FINANCIAL SERVICES              10.1%
DRUGS & MEDICAL PRODUCTS        10.0%
REAL ESTATE                      5.9%
TECHNOLOGY                       5.0%

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

 SHARES                                                  VALUE
---------                                            -------------
           COMMON STOCK -- 96.1%
           AUTOMOTIVE -- 2.6%
   96,000  Keystone Automotive
            Industries, Inc.*                        $   1,752,960
  203,400  Monaco Coach Corp.*                           3,118,122
                                                     -------------
                                                         4,871,082
                                                     -------------

           BUILDING/CONSTRUCTION -- 4.2%
  367,300  Astec Industries, Inc.*                       3,202,856
  214,700  ElkCorp.                                      4,830,750
                                                     -------------
                                                         8,033,606
                                                     -------------

           BUSINESS SERVICES -- 2.6%
  175,500  Certegy Inc.*                                 4,870,125
                                                     -------------

           CHEMICALS -- 2.2%
  189,800  Ferro Corp.                                   4,276,194
                                                     -------------

           COMPUTER SERVICES -- 2.8%
  121,089  Mercury Computer Systems, Inc.*               2,198,976
   61,400  RadiSys Corp.*                                  810,480
  304,800  Tier Technologies, Inc.*                      2,362,200
                                                     -------------
                                                         5,371,656
                                                     -------------

           COMPUTER SOFTWARE -- 2.1%
  134,900  Advent Software, Inc.*                        2,281,159
  248,000  MSC Software Corp.*                           1,671,520
                                                     -------------
                                                         3,952,679
                                                     -------------

           CONTAINERS & PACKING -- 2.0%
  636,800  Intertape Polymer Group, Inc.*                3,788,960
                                                     -------------

           DIVERSIFIED MANUFACTURING -- 2.3%
  104,800  Teleflex Inc.                                 4,459,240
                                                     -------------

           DRUGS & MEDICAL PRODUCTS -- 10.0%
  210,300  Apogent Technologies Inc.*                    4,206,000
   38,900  Bio-Rad Laboratories, Inc.*                   2,153,115
  162,900  Haemonetics Corp.*                            3,046,230
   87,000  Invitrogen Corp.*                             3,338,190
   73,100  K-V Pharmaceutical Co.*                       2,032,180
   87,917  SICOR Inc.*                                   1,788,232
   77,800  Techne Corp.*                                 2,360,452
                                                     -------------
                                                        18,924,399
                                                     -------------

           ENERGY -- 4.1%
   81,300  Advanced Energy Industries, Inc.*             1,158,525
   96,500  Black Hills Corp.                             2,962,550
  108,543  MDU Resources Group, Inc.                     3,635,105
                                                     -------------
                                                         7,756,180
                                                     -------------

           FINANCIAL SERVICES -- 10.1%
   63,400  Affiliated Managers Group, Inc.*          $   3,864,230
  152,417  Allied Capital Corp.                          3,520,833
  125,200  American Capital Strategies, Ltd.             3,122,488
  208,200  BISYS Group, Inc.*                            3,824,634
  185,993  Waddell & Reed Financial, Inc.                4,774,440
                                                     -------------
                                                        19,106,625
                                                     -------------

           FOOD SERVICES -- 3.7%
   32,000  American Italian Pasta Co.*                   1,332,800
  180,200  IHOP Corp.                                    5,688,914
                                                     -------------
                                                         7,021,714
                                                     -------------

           HEALTH & HOSPITALS -- 1.1%
   57,100  CorVel Corp.*                                 2,055,600
                                                     -------------

           HEALTH & PERSONAL CARE -- 1.9%
  197,900  NDCHealth Corp.                               3,631,465
                                                     -------------

           MACHINERY/ENGINEERING -- 1.3%
  115,300  National-Oilwell, Inc.*                       2,536,600
                                                     -------------

           MANUAFACTURING -- 2.7%
  139,200  Roper Industries, Inc                         5,178,240
                                                     -------------

           MEDIA & BROADCASTING -- 2.0%
  170,400  Emmis Communications Corp.*                   3,910,680
                                                     -------------

           MEDICAL RESEARCH -- 1.1%
   64,800  Charles River Laboratories
            International, Inc.*                         2,085,264
                                                     -------------

           OFFICE EQUIPMENT -- 2.6%
1,053,500  Interface, Inc.*                              4,888,240
                                                     -------------

           OIL & GAS -- 3.0%
   55,900  Energen Corp.                                 1,861,470
  182,600  Universal Compression Holdings, Inc.*         3,809,036
                                                     -------------
                                                         5,670,506
                                                     -------------

           PAPER PRODUCTS -- 2.2%
  615,695  Buckeye Technologies, Inc.*                   4,186,726
                                                     -------------

           REAL ESTATE -- 5.9%
   29,700  Federal Realty Investment Trust-REIT            950,400
   83,900  Gables Residential Trust-REIT                 2,536,297
  213,100  Host Marriott Corp.-REIT                      1,949,865
  359,300  InnKeepers USA Trust-REIT                     2,443,240
   93,800  Manufactured Home
            Communities, Inc.-REIT                       3,293,318
                                                     -------------
                                                        11,173,120
                                                     -------------

 SHARES                                                  VALUE
---------                                            -------------
           COMMON STOCK (CONCLUDED)
           RETAIL -- 12.7%
  109,100  Aeropostale, Inc.*                        $   2,343,468
  143,700  Christopher & Banks Corp.*                    5,315,463
  116,532  Duane Reade Inc.*                             1,718,847
  324,000  J. Jill Group, Inc.*                          5,456,160
  121,800  Michaels Stores, Inc.                         4,635,708
  442,800  The Wet Seal, Inc.*                           4,729,104
                                                     -------------
                                                        24,198,750
                                                     -------------

           SEMICONDUCTORS -- 1.2%
   89,100  Fairchild Semiconductor
            International, Inc.*                         1,139,589
   75,800  Semtech Corp.*                                1,079,392
                                                     -------------
                                                         2,218,981
                                                     -------------

           TECHNOLOGY -- 5.0%
  586,300  Parametric Technology, Corp.*                 1,788,215
  268,700  SBS Technologies, Inc.*                       2,641,590
  189,400  ScanSource, Inc.*                             5,066,450
                                                     -------------
                                                         9,496,255
                                                     -------------

           TELECOMMUNICATIONS -- 2.1%
  293,500  EMS Technologies, Inc.*                       3,894,745
                                                     -------------

           TRUCKING & SHIPPING -- 2.6%
  346,500  Wabash National Corp.*                        4,861,395
                                                     -------------

            Total Common Stock
             (cost-$167,850,241)                       182,419,027
                                                     -------------

PRINCIPAL
 AMOUNT
  (000)                                                  VALUE
---------                                            -------------
           SHORT-TERM INVESTMENTS 3.1%
           U.S. GOVERNMENT AGENCY
              DISCOUNT NOTES-3.1%
$   3,949  Federal Home Loan Bank,
            0.91%, 7/14/03
            (cost-$3,947,702)                        $   3,947,702
    1,930  Student Loan Marketing
             Association, 0.95%, 7/1/03
             (cost-$1,930,000)                           1,930,000
                                                     -------------

             Total U.S. Government
              Agency Discount Notes
              (cost-$5,877,702)                          5,877,702
                                                     -------------

             Total Investments
              (cost-$173,727,943+)            99.2%    188,296,729

             Other assets
              less liabilities                 0.8       1,544,660
                                             -----   -------------
             Net Assets                      100.0%  $ 189,841,389
                                             =====   =============

----------
* Non-income producing security
REIT - Real Estate Investment Trust
+ The cost basis of portfolio securities for federal income tax purposes is $173,727,943. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $23,499,592; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $8,930,806; net unrealized appreciation for federal income tax purposes is $14,568,786.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$173,727,943)                                     $ 188,296,729
Cash                                                                                  7,801
Receivable for investments sold                                                   3,448,518
Dividends receivable                                                                 83,260
Receivable for shares of beneficial interest sold                                    64,388
Prepaid expenses                                                                     15,733
                                                                              -------------
   Total Assets                                                                 191,916,429
                                                                              -------------

LIABILITIES:
Payable for investments purchased                                                 1,611,687
Payable for shares of beneficial interest redeemed                                  183,954
Investment advisory fee payable                                                     125,497
Accrued expenses                                                                    153,902
                                                                              -------------
   Total Liabilities                                                              2,075,040
                                                                              -------------
     Net Assets                                                               $ 189,841,389
                                                                              =============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)   $      76,453
Paid-in-capital in excess of par                                                202,381,019
Undistributed net investment income                                                 394,190
Accumulated net realized loss                                                   (27,579,059)
Net unrealized appreciation of investments                                       14,568,786
                                                                              -------------
     Net Assets                                                               $ 189,841,389
                                                                              =============
Shares outstanding                                                                7,645,335
                                                                              -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $       24.83
                                                                              =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:
   Dividends                                                                  $   1,116,864
   Interest                                                                          29,763
                                                                              -------------
     Total investment income                                                      1,146,627
                                                                              -------------
EXPENSES:
   Investment advisory fees                                                         673,022
   Reports to shareholders                                                           44,572
   Custodian fees                                                                    33,352
   Trustees' fees and expenses                                                       32,847
   Transfer agent fees                                                               17,106
   Audit and tax services fees                                                       16,601
   Insurance expense                                                                  3,671
   Legal fees                                                                         1,320
   Miscellaneous                                                                      4,650
                                                                              -------------
     Total expenses                                                                 827,141
     Less: custody credits earned on cash balances                                     (335)
                                                                              -------------
     Net expenses                                                                   826,806
                                                                              -------------
        Net investment income                                                       319,821
                                                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on investments                                              (8,328,122)
   Net change in unrealized appreciation/depreciation of investments             32,684,761
                                                                              -------------
     Net realized and unrealized gain on investments                             24,356,639
                                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS               $  24,676,460
                                                                              =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                        ENDED        YEAR ENDED
                                                                                   JUNE 30, 2003    DECEMBER 31,
                                                                                     (UNAUDITED)       2002
                                                                                   --------------  --------------
INVESTMENT OPERATIONS:
Net investment income                                                              $     319,821   $     284,940
Net realized loss on investments                                                      (8,328,122)    (18,980,297)
Net change in unrealized appreciation/depreciation of investments                     32,684,761     (39,502,811)
                                                                                   -------------   -------------
   Net increase (decrease) in net assets resulting from
    investment operations                                                             24,676,460     (58,198,168)
                                                                                   -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                    (96,741)       (166,948)
Net realized gains                                                                            --     (36,247,311)
                                                                                   -------------   -------------
   Total dividends and distributions paid to shareholders                                (96,741)    (36,414,259)
                                                                                   -------------   -------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                  36,461,176     104,589,255
Reinvestment of dividends and distributions                                               96,741      36,414,259
Cost of shares redeemed                                                              (45,889,726)   (126,588,378)
                                                                                   -------------   -------------
   Net increase (decrease) in net assets from share transactions                      (9,331,809)     14,415,136
                                                                                   -------------   -------------
     Total increase (decrease) in net assets                                          15,247,910     (80,197,291)
NET ASSETS:
Beginning of period                                                                  174,593,479     254,790,770
                                                                                   -------------   -------------
End of period (including undistributed net investment income
  of $394,190 and $171,110, respectively)                                          $ 189,841,389   $ 174,593,479
                                                                                   =============   =============
SHARES ISSUED AND REDEEMED:
Issued                                                                                 1,646,064       3,834,926
Issued in reinvestment of dividends and distributions                                      4,765       1,387,210
Redeemed                                                                              (2,118,457)     (5,007,297)
                                                                                   -------------   -------------
   Net increase (decrease)                                                              (467,628)        214,839
                                                                                   =============   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                           SIX MONTHS
                                              ENDED                           YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2003   ---------------------------------------------------------------
                                           (UNAUDITED)       2002          2001         2000         1999         1998
                                          -------------   ---------     ---------    ---------    ---------     ---------
Net asset value, beginning of period        $     21.52   $   32.26     $   32.26    $   22.52    $   23.10     $   26.37
                                            -----------   ---------     ---------    ---------    ---------     ---------
INVESTMENT OPERATIONS:
Net investment income                              0.04        0.03          0.02         0.26         0.14          0.14
Net realized and unrealized
  gain (loss) on investments                       3.28       (6.18)         2.38         9.62        (0.57)        (2.38)
                                            -----------   ---------     ---------    ---------    ---------     ---------
   Total from investment
     operations                                    3.32       (6.15)         2.40         9.88        (0.43)        (2.24)
                                            -----------   ---------     ---------    ---------    ---------     ---------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income                             (0.01)      (0.02)        (0.24)       (0.14)       (0.15)        (0.09)
Net realized gains                                   --       (4.57)        (2.16)          --           --         (0.94)
                                            -----------   ---------     ---------    ---------    ---------     ---------
   Total dividends and distributions
     to shareholders                              (0.01)      (4.59)        (2.40)       (0.14)       (0.15)        (1.03)
                                            -----------   ---------     ---------    ---------    ---------     ---------
Net asset value, end of period              $     24.83   $   21.52     $   32.26    $   32.26    $   22.52     $   23.10
                                            ===========   =========     =========    =========    =========     =========
TOTAL RETURN (1)                                   15.5%      (21.6)%         8.3%        44.2%        (1.8)%        (9.0)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)             $   189,841   $ 174,593     $ 254,791    $ 224,669    $ 151,290     $ 155,506
Ratio of expenses to average
  net assets (2)                                   0.98%*      0.91%         0.90%        0.90%        0.89%         0.88%
Ratio of net investment income to
  average net assets                               0.38%*      0.12%         0.08%        1.03%        0.61%         0.72%
Portfolio Turnover                                   64%        147%          156%         114%          99%           51%

----------
*    Annualized
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of expenses offset by custody credits earned on cash balances from custodian bank (See (1)(F) in Notes to Financial Statements).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust, was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of: the OpCap Equity Portfolio, the OpCap Small Cap Portfolio (the "Portfolio"), the OpCap Global Equity Portfolio, the OpCap Managed Portfolio, the OpCap U.S. Government Income Portfolio, the OpCap Mid Cap Portfolio, the PEA Science & Technology Portfolio and the PEA Renaissance Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occured. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Investment securities, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or, if available, the closing price reported for an issue traded on an over-the-counter stock market (including the NASDAQ official closing price for NASDAQ-traded securities), or if no sales or closing prices are reported, based on quotes obtained from a quotation reporting system, established market markers, or independent pricing services. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

  (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

  (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as a tax return of capital.

  (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

  (G) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2003, the Portfolio's payable in connection with the Plan was $73,233, of which $14,670 was accrued during the six months ended June 30, 2003.

(2)  INVESTMENT ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of any custody credits earned on cash balances) on an annual basis.

(3)  INVESTMENTS IN SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, aggregated $105,053,345 and $116,637,539, respectively.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                                      Chairman, President & Trustee
V. Lee Barnes                                         Trustee
Paul Y. Clinton                                       Trustee
Thomas W. Courtney                                    Trustee
Lacy B. Herrmann                                      Trustee
Theodore T. Mason                                     Trustee
Malcolm Bishopp                                       Executive Vice President
Brian S. Shlissel                                     Executive Vice President, Treasurer & Secretary
Kenneth W. Corba                                      Vice President and Portfolio Manager
Mark F. Degenhart                                     Vice President and Portfolio Manager
Colin Glinsman                                        Vice President and Portfolio Manager
Louis P. Goldstein                                    Vice President and Portfolio Manager
Matthew Greenwald                                     Vice President and Portfolio Manager
William Gross                                         Vice President and Portfolio Manager
Benjamin D. Gutstein                                  Vice President and Portfolio Manager
John Lindenthal                                       Vice President and Portfolio Manager
Elisa A. Mazen                                        Vice President and Portfolio Manager
Dennis McKechnie                                      Vice President and Portfolio Manager
John Schneider                                        Vice President and Portfolio Manager
Robert K. Urquhart                                    Vice President and Portfolio Manager
Lawrence G. Altadonna                                 Assistant Treasurer

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without audit by independent auditors, who did not express an opinion hereon.

PIMCO ADVISORS VIT


OPCAP MANAGED PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2003

MANAGED BY
[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                             2003 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2003, the OpCap Managed Portfolio ("the Portfolio") posted a return of 8.6% versus a 11.8% return for its benchmark, the S&P 500 Index. For the twelve months ended June 30, 2003, the Portfolio returned (2.0)% compared to 0.3% for the Index. The Portfolio outperformed the Index for the three years ended June 30, 2003, returning (1.0)% versus (11.2)% for the Index on an average annual basis. For the five year period that ended June 30, the Portfolio's average annual return of (0.9)% compared to (1.6)% for the Index. Since its inception, on August 1, 1988, the Portfolio's average annual return of 12.8% compared to 11.5% for the S&P 500 Index.

At June 30, 2003, the Portfolio was allocated 62.9% to equities, 32.8% to fixed-income securities and 4.3% to short-term investments.

For the six month period, Citigroup was the Portfolio's top contributor to performance. Citigroup is a global financial services holding company with more than 200 million customer accounts in over 100 countries and territories. Discount retailer Dollar General was another top contributor to performance. The company offers a focused assortment of consumable basic merchandise, including health and beauty aids, packaged food products and home cleaning supplies. Other contributors included General Motors Corp. Class H (telecommunications), Sears Roebuck (retail) and Carnival (leisure).

Freddie Mac (financial services) was the largest detractor from performance during the six month period. Other detractors included Boeing
(aerospace/defense), UnumProvident (insurance), Tenet Healthcare (healthcare) and Sprint (telecommunications).

TOP TEN HOLDINGS (AS% OF TNA)

Wells Fargo & Co.               6.4%

Freddie Mac                     5.2%

General Motors Corp.
 Class H                        4.6%

Citigroup, Inc.                 4.6%

Sears, Roebuck and Co.          3.9%

Pfizer, Inc.                    3.4%

Fannie Mae                      3.3%

BP plc. - ADR                   3.0%

Tyco International Ltd.         2.8%

McKesson Corp.                  2.7%

[CHART]

                    TOP FIVE INDUSTRIES OF EQUITY INVESTMENTS
                                  (AS% OF TNA)

FINANCIAL SERVICES                                 13.00%
RETAIL                                             12.40%
BANKING                                             9.40%
OIL & GAS                                           6.30%
DRUGS & MEDICAL PRODUCTS                            6.10%

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

     SHARES                                              VALUE
     ------                                          -------------
             COMMON STOCK -- 73.2%
             ADVERTISING -- 1.6%
     86,200  Omnicom Group, Inc.                     $   6,180,540
                                                     -------------

             AEROSPACE/DEFENSE -- 0.8%
     40,000  General Dynamics Corp.                      2,900,000
                                                     -------------

             BANKING -- 9.4%
    115,600  Bank of New York Co., Inc.                  3,323,500
    203,200  Washington Mutual, Inc.                     8,392,160
    486,200  Wells Fargo & Co.                          24,504,480
                                                     -------------
                                                        36,220,140
                                                     -------------

             DIVERSIFIED MANUFACTURING -- 2.8%
    562,500  Tyco International Ltd.                    10,676,250
                                                     -------------

             DRUGS & MEDICAL PRODUCTS -- 6.1%
    289,600  McKesson Corp.                             10,350,304
    381,180  Pfizer, Inc.                               13,017,297
                                                     -------------
                                                        23,367,601
                                                     -------------

             ENERGY -- 2.2%
    142,400  Exelon Corp.                                8,516,944
                                                     -------------

             FIBER OPTICS -- 0.5%
    510,800  JDS Uniphase Corp.*                         1,792,908
                                                     -------------

             FINANCIAL SERVICES -- 13.0%
    410,566  Citigroup, Inc.                            17,572,225
    187,100  Fannie Mac                                 12,618,024
    392,900  Freddie Mac                                19,947,533
                                                     -------------
                                                        50,137,782
                                                     -------------

             FOOD -- 0.8%
     94,300  Kraft Foods, Inc                            3,069,465
                                                     -------------

             HEALTHCARE -- 2.6%
     37,200  Anthern, Inc.(a)                            2,869,980
    370,400  Tenet Healthcare Corp.(a)                   4,315,160
     33,300  WellPoint Health Networks, Inc.(a)          2,807,190
                                                     -------------
                                                         9,992,330
                                                     -------------

             INSURANCE -- 2.7%
     99,500  American International Group, Inc.      $   5,490,410
     59,200  XL Captial Ltd.                             4,913,600
                                                     -------------
                                                        10,404,010
                                                     -------------

             LEISURE -- 2.6%
    305,500  Carnival Corp.                              9,931,805
                                                     -------------

             METALS & MINING -- 2.2%
    275,100  Alcan, Inc.                                 8,607,879
                                                     -------------

             MULTIMEDIA -- 1.1%
    103,800  Clear Channel Communications, Inc. (a)      4,400,082
                                                     -------------

             OIL & GAS -- 6.3%
    129,500  Anadarko Ptetroleum Corp.                   5,758,865
    272,400  BP plc                                     11,446,248
    130,680  ConocoPhillips                              7,161,264
                                                     -------------
                                                        24,366,377
                                                     -------------

             PAPER PRODUCTS -- 1.1%
    119,100  International Paper Co.                     4,255,443
                                                     -------------

             REAL ESTATE -- 0.0%
          1  Security Capital Group Inc.,
              (Class A) (a)                                    759
                                                     -------------

             RETAIL -- 12.4%
    188,000  CVS Corp.                                   5,269,640
    308,600  Dollar General Corp.                        5,635,036
    575,100  Kroger Co. (a)                              9,592,668
    317,500  Office Depot, Inc. (a)                      4,606,925
    446,700  Sears Roebuck & Co.                        15,026,988
    201,700  Target Corp.                                7,632,328
                                                     -------------
                                                        47,763,585
                                                     -------------

             TELECOMMUNICATIONS -- 5.0%
  1,379,300  General Motors Corp. Class H (a)           17,668,833
     37,100  Verizon Communications, Inc.                1,463,595
                                                     -------------
                                                        19,132,428
                                                     -------------
              Total Common Stock
               (cost-$249,122,059)                     281,716,328
                                                     -------------

 PRINCIPAL
  AMOUNT
   (000)                                                 VALUE
 ---------                                           -------------
             CORPORATE BONDS AND NOTES -- 2.8%
             AIRLINES -- 0.2%
$       495  United Airlines Trust,
              11.56%, 5/27/06 (a) (b) (e) (i)        $     104,164
      1,861  United Airlines, Inc.,
              8.03%, 7/1/11                                464,812
                                                     -------------
                                                           568,976
                                                     -------------
             AUTOMOTIVE -- 0.0%
        100  General Motor Corp.,
              8.25%, 7/23/15 (c)                            99,510
                                                     -------------

             FINANCING -- 0.7%
      1,100  CIT Group, Inc.,
              7.75%, 4/2/12 (c)                          1,311,587
        200  General Motors Acceptance Corp.,
              8.00%, 11/1/31 (c)                           196,233
      1,000  HSBC Capital Funding Corp.,
              9.55%, 6/30/10 (d)                         1,320,344
                                                     -------------
                                                         2,828,164
                                                     -------------

             OIL & GAS -- 0.6%
        300  El Paso Corp., 7.75%, 1/15/32 (c)             252,750
      1,400  Sonat, Inc., 7.625%, 7/15/11 (c)            1,274,000
        800  Williams Cos., Inc.,
              8.75%, 3/15/32 (c)                           832,000
                                                     -------------
                                                         2,358,750
                                                     -------------

             TELECOMMUNICATIONS -- 1.3%
        900  AT&T Corp.,
              8.50%, 11/15/03 (c) (f)                    1,020,500
      1,000  Deutsche Telekom International,
              8.50%-8.75%, 6/15/10-6/15/30 (c)           1,251,235
        500  France Telecom,
              9.25%, 9/1/03 (c) (f)                        629,283
      1,300  Sprint Capital Corp., FON Group,
              6.875%, 11/15/28 (c)                       1,304,205
        250  U.S. West Communications, Inc.,
              7.50%, 6/15/23 (c)                           240,000
        600  Verizon Global Funding Corp.,
              zero coupon, 5/15/21 (c)                     357,000
                                                     -------------
                                                         4,802,223
                                                     -------------
              Total Corporates Bonds and
               Notes (cost-$10,623,265)                 10,657,623
                                                     -------------

             MORTGAGE-RELATED SECURITIES (c) -- 0.6%
$        91  Aurora Loan Services,
              1.74%, 7/1/03 (f)                      $      91,008
        421  Bank of America Mortgage
              Securities, 7.00%, 3/25/31                   420,547
        443  CS First Boston Mortgage
              Securities Corp.,
              6.17%, 7/25/03 (f)                           452,319
        818  Washington Mutual Corp.
              6.39%, 7/19/03 (f)                           820,346
        435  Wells Fargo Mortgage-Backed
              Securities Trust, 5.94% 7/25/03 (f)          438,172
                                                     -------------
              Total Mortgage-Related Securities
               (cost-$2,222,478)                         2,222,392
                                                     -------------

             MUNICIPAL BONDS (c) -- 0.5%
      2,000  Illinois State General Obligation,
              5.10%, 6/1/33 (cost $2,000,000)            1,977,700
                                                     -------------

             SOVEREIGN DEBT OBLIGATIONS (c) -- 1.1%
         42  Federal Republic of Brazil,
              2.19%, 10/15/03 (f)                           35,878
      1,678  Federal Republic of Brazil,
              8.00%-12.25%, 1/11/12-3/6/30               1,659,692
        261  Republic of Columbia, 9.75%, 4/9/11           296,261
        100  Republic of Panama, 8.25%, 4/22/08            110,500
        100  Republic of Peru, 9.125%, 2/21/12             106,600
        700  Republic of South Africa,
              7.375%, 4/25/12                              803,250
      1,100  United Mexican States,
              8.375%, 1/14/11                            1,317,800
                                                     -------------
              Total Sovereign Debt Obligations
               (cost-$3,996,861)                         4,329,981
                                                     -------------

             U.S. GOVERNMENT AGENCY
              SECURITIES -- 28.6%
      3,528  Fannie Mae, 3.15%-6.61%,
              7/1/03 (c) (f)                             3,611,447
     54,600  Fannie Mae, 5.00%-6.00%,
              7/31/18-8/31/33 (a) (g)                   56,411,789
      9,703  Fannie Mae, 5.50%-6.00%,
              9/1/05-11/1/17 (c)                        10,108,808
        374  Freddie Mac, 1.63%-7.84%,
              7/1/03-7/1/03 (c) (f)                        373,892
     20,400  Freddie Mac, 3.625%, 1/18/05               20,423,990
      1,038  Freddie Mac, 6.00%-6.50%,
              3/1/16-9/15/32 (c)                         1,081,720

 PRINCIPAL
  AMOUNT
   (000)                                                 VALUE
 ---------                                           -------------
             U.S. GOVERNMENT AGENCY
              SECURITIES (CONCLUDED)
$     2,400  Freddie Mac, 5.00%-6.00%,
              8/31/18-8/31/33 (a) (g)                $   2,484,500
      4,908  Government National Mortgage
              Association, 1.60%-5.00%,
              7/20/03-5/1/04 (c) (f)                     5,031,156
      4,500  Government National Mortgage
              Association, 5.50%-6.50%,
              7/31/33-8/31/33(a) (g)                     4,680,938
        768  Government National Mortgage
              Association, 6.50%,
              9/15/31-5/15/32 (c)                          806,212
      5,053  Small Business Investment
              Companies, 4.52%-7.45%,
              8/1/10-2/10/13 (c)                         5,065,920
                                                     -------------
              Total U.S. Government Agency
               Securities (cost $109,995,843)          110,080,372
                                                     -------------

             U.S. TREASURY NOTES & BONDS (c) -- 4.5%
      4,017  3.00%-4.25%, 1/15/07-4/15/29 (h)            4,938,144
      9,100  7.25%-8.875%, 5/15/16-8/15/17              12,356,762
                                                     -------------
              Total U.S. Treasury Notes &
               Bonds (cost-$16,506,828)                 17,294,906
                                                     -------------

             SHORT-TERM INVESTMENTS -- 5.0%
             COMMERCIAL PAPER (c) -- 2.5%
             BANKING -- 1.1%
      1,600  HBOS Treasury Services plc,
              1.23%-1.25%, 7/16/03-8/4/03                1,598,915
      2,400  Lloyds Bank plc, 0.98%, 9/9/03              2,395,427
                                                     -------------
                                                         3,994,342
                                                     -------------

             FINANCING -- 1.4%
      1,400  CBA Finance Corp.,
              1.05%, 7/31/03                             1,398,775
      2,300  Danske Corp., 0.92%-1.20%,
              8/28/03-9/19/03                            2,295,423
      1,800  UBS Finance LLC, 1.04% 7/18/03              1,799,120
                                                     -------------
                                                         5,493,318
                                                     -------------
              Total Commercial Paper
               (cost-$9,487,660)                         9,487,660
                                                     -------------

             U.S. GOVERNMENT AGENCY
              DISCOUNT NOTES -- 1.3%
$     4,500  Federal Home Loan Bank,
              1.13%, 10/31/03 (c)                    $   4,482,691
        517  Student Loan Marketing
              Association, 0.95%, 7/1/03                   517,000
                                                     -------------
              Total U.S. Government Agency
               Discount Notes
               (cost-$4,999,691)                         4,999,691
                                                     -------------

             CORPORATE NOTES (c) -- 1.1%
             AUTOMOTIVE -- 0.3%
      1,300  Daimler Chrysler NA Holdings,
              1.51%, 8/21/03                             1,300,000
                                                     -------------
             FINANCING -- 0.5%
        300  CIT Group, Inc., 5.625%, 5/17/04              309,893
      1,200  General Motors Acceptance Corp.,
              1.39%-1.88%, 8/18/03-9/22/03 (f)           1,198,487
        213  Premex Finance Ltd.,
              5.72%, 11/15/03                              215,824
                                                     -------------
                                                         1,724,204
                                                     -------------
             TELECOMMUNICATIONS -- 0.3%
      1,300  British Telecom plc,
              2.41%, 9/15/03 (f)                         1,304,209
                                                     -------------
              Total Corporate Notes
               (cost-$4,317,997)                         4,328,413
                                                     -------------

             TAX-EXEMPT MUNICIPALS -- 0.1%
        300  California State, Revenue
              Anticipation Warrants, 2.00%,
              6/16/04 (cost $302,566)                      302,566
                                                     -------------

             U.S. TREASURY BILLS (c) -- 0.0%
        250  1.05%, 8/14/03 (cost $249,684)                249,758
                                                     -------------
              Total Short-Term Investments
               (cost-$19,357,598)                       19,368,088
                                                     -------------
              Total Investments before
               options written
               (cost-$413,824,932+) - 116.3%           447,647,390
                                                     -------------

 CONTRACTS                                               VALUE
 ---------                                           -------------
             CALL OPTIONS WRITTEN (a) (e) -- (0.1)%
     (2,900) Swap Option 3 Month LIBOR
              Strike rate @ 3.25%, expires 3/3/04    $     (56,625)
       (600) Swap Option 3 Month LIBOR
              Strike rate @ 3.50%, expires 12/15/03        (16,928)
     (1,300) Swap Option 3 Month LIBOR
              Strike rate @ 3.50%, expires 12/16/03        (36,648)
       (300) Swap Option 3 Month LIBOR
              Strike rate @ 3.50%, expires 12/17/03         (5,325)
     (1,400) Swap Option 3 Month LIBOR
              Strike rate @ 4.00%, expires 7/22/03         (19,679)
       (700) Swap Option 3 Month LIBOR
              Strike rate @ 4.00%, expires 8/1/03          (10,688)
     (6,400) Swap Option 3 Month LIBOR
              Strike rate @ 4.00%, expires 8/22/03        (110,899)
     (1,700) Swap Option 3 Month LIBOR
              Strike rate @ 4.00%, expires 3/3/04          (41,742)
     (6,400) Swap Option 3 Month LIBOR
              Strike rate @ 5.00%, expires 8/22/03          (1,639)
       (300) Swap Option 3 Month LIBOR
              Strike rate @ 5.50%, expires 12/17/03           (250)
                                                     -------------
              Total Call Options Written
               (premiums received-$204,457)               (300,423)
                                                     -------------

                                                               VALUE
                                                           --------------
           Total Investments, net
            of options written
            (cost-$413,620,475)                    116.2%  $  447,346,967
           Liabilities in excess of other assets   (16.2)     (62,328,561)
                                                   -----   --------------
           Net Assets                              100.0%  $  385,018,406
                                                   =====   ==============

----------
(a) Non-income producing security.
(b) Fair-valued security.
(c) All or partial amount segregated as collateral for when-issued or delayed-delivery securities.
(d) Security exempt from registration under 144a of the Securities Act of 1933. These securities may be resold in transaction exempt from registration typically to qualified institutional investors. At June 30, 2003, these securities aggregrated $1,320,344 or 0.3% of net assets.
(e) Illiquid security.
(f) Floating Rate Notes. Instruments whose interest rate change on a specific date (such as a coupon date or interest payment date) and/or whose interest rate vary with changes in a designated based rate (such as the US$LIBOR rate). Maturity date shown is date of next rate change and the rate disclosed reflects the rate in effect on June 30, 2003.
(g) When-issued or delayed-delay security. To be delivered/settled after June 30, 2003.
(h) Inflation Bonds - Principal amount of security is adjusted for inflation.
(i) Security in default.
LIBOR - London Interbank Offered Rate

+ The cost of securities for federal income tax purposes is $413,824,932. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $42,709,752, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $8,887,294; net unrealized appreciation for federal income tax purposed is $33,822,458.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$413,824,932)                                                    $   447,647,390
Cash (including foreign currency of $14,615 with a cost of $13,808)                                  416,558
Receivable for investments sold                                                                   18,112,993
Interest and dividends receivable                                                                  1,058,700
Receivable for shares of beneficial interest sold                                                     42,192
Receivable for premiums paid on swaps                                                                 16,556
Prepaid expenses                                                                                      32,414
                                                                                             ---------------
   Total Assets                                                                                  467,326,803
                                                                                             ---------------

LIABILITIES:
Payable for investments purchased                                                                 80,970,086
Payable for shares of beneficial interest redeemed                                                   407,748
Options written, at value (premiums received-$204,457)                                               300,423
Investment advisory fee payable                                                                      256,895
Net unrealized depreciation on swaps                                                                  27,300
Accrued expenses                                                                                     345,945
                                                                                             ---------------
   Total Liabilities                                                                              82,308,397
                                                                                             ---------------
     Net Assets                                                                              $   385,018,406
                                                                                             ===============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)                  $       110,343
Paid-in-capital in excess of par                                                                 408,419,663
Undistributed net investment income                                                                2,667,150
Accumulated net realized loss                                                                    (59,878,749)
Net unrealized appreciation of investments, options written, swaps and other assets
   and liabilities denominated in foreign currency                                                33,699,999
                                                                                             ---------------
     Net Assets                                                                              $   385,018,406
                                                                                             ===============
Shares outstanding                                                                                11,034,341
                                                                                             ---------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                               $         34.89
                                                                                             ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $28,917)                                        $   2,552,071
   Interest                                                                                           2,210,458
                                                                                                  -------------
     Total investment income                                                                          4,762,529
                                                                                                  -------------

EXPENSES:
   Investment advisory fees                                                                           1,502,282
   Trustees' fees and expenses                                                                           69,081
   Reports to shareholders                                                                               59,300
   Custodian fees                                                                                        40,916
   Audit and tax services fees                                                                           39,671
   Transfer agent fees                                                                                   26,208
   Insurance expense                                                                                      6,338
   Legal fees                                                                                             2,909
   Miscellaneous                                                                                          8,480
                                                                                                  -------------
     Total expenses                                                                                   1,755,185
     Less: custody credits earned on cash balances                                                         (586)
                                                                                                  -------------
     Net expenses                                                                                     1,754,599
                                                                                                  -------------
       Net investment income                                                                          3,007,930
                                                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
   Investments                                                                                        1,986,800
   Foreign currency transactions                                                                            921
   Options Written                                                                                      (23,023)
   Swaps                                                                                                 (1,973)
   Net change in unrealized appreciation/depreciation of investments, options written, swaps
       and other assets and liabilities denominated in foreign currency                              25,666,762
                                                                                                  -------------
     Net realized and unrealized gain                                                                27,629,487
                                                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                                   $  30,637,417
                                                                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED            YEAR ENDED
                                                                               JUNE 30, 2003       DECEMBER 31,
                                                                                (UNAUDITED)            2002
                                                                              ---------------    ---------------
INVESTMENT OPERATIONS:
Net investment income                                                         $     3,007,930    $     7,618,867
Net realized gain (loss) on investments, options written,
  swaps and foreign currency transactions                                           1,962,725        (55,436,216)
Net change in unrealized appreciation/depreciation of investments, options written, swaps and other assets and liabilities denominated
  in foreign currency                                                              25,666,762        (43,761,439)
                                                                              ---------------    ---------------
  Net increase (decrease) in net assets resulting from
    investment operations                                                          30,637,417        (91,578,788)
                                                                              ---------------    ---------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                               (7,158,548)        (9,908,041)
                                                                              ---------------    ---------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                5,260,392         29,358,102
Reinvestment of dividends                                                           7,158,548          9,908,041
Cost of shares redeemed                                                           (43,584,862)      (117,394,551)
                                                                              ---------------    ---------------
  Net decrease in net assets from share transactions                              (31,165,922)       (78,128,408)
                                                                              ---------------    ---------------
    Total decrease in net assets                                                   (7,687,053)      (179,615,237)

NET ASSETS:
Beginning of period                                                               392,705,459        572,320,696
                                                                              ---------------    ---------------
End of period (including undistributed net investment income
  of $2,667,150 and $6,817,768, respectively)                                 $   385,018,406    $   392,705,459
                                                                              ===============    ===============
SHARES ISSUED AND REDEEMED:
Issued                                                                                159,160            778,984
Issued in reinvestment of dividends                                                   227,762            260,190
Redeemed                                                                           (1,337,222)        (3,308,950)
                                                                              ---------------    ---------------
  Net decrease                                                                       (950,300)        (2,269,776)
                                                                              ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                        SIX MONTHS
                                           ENDED
                                          JUNE 30,                                YEAR ENDED DECEMBER 31,
                                            2003          -----------------------------------------------------------------------
                                        (UNAUDITED)           2002          2001            2000          1999           1998
                                        -----------       -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period    $     32.77       $     40.15    $     43.20    $     43.65    $     43.74    $     42.38
                                        -----------       -----------    -----------    -----------    -----------    -----------
INVESTMENT OPERATIONS:
Net investment income                          0.29              0.64           0.68           0.99           0.56           0.60
Net realized and unrealized
  gain (loss) on investments                   2.45             (7.32)         (2.76)          2.41           1.47           2.40
                                        -----------       -----------    -----------    -----------    -----------    -----------
  Total from investment operations             2.74             (6.68)         (2.08)          3.40           2.03           3.00
                                        -----------       -----------    -----------    -----------    -----------    -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income                         (0.62)            (0.70)         (0.97)         (0.58)         (0.65)         (0.33)
Net realized gains                               --                --             --          (3.27)         (1.47)         (1.31)
                                        -----------       -----------    -----------    -----------    -----------    -----------
  Total dividends and
    distributions to shareholders             (0.62)            (0.70)         (0.97)         (3.85)         (2.12)         (1.64)
                                        -----------       -----------    -----------    -----------    -----------    -----------
Net asset value, end of period          $     34.89       $     32.77    $     40.15    $     43.20    $     43.65    $     43.74
                                        ===========       ===========    ===========    ===========    ===========    ===========
TOTAL RETURN (1)                                8.6%            (16.9)%         (4.9)%          9.7%           5.0%           7.1%

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (000's)       $   385,018       $   392,705    $   572,321    $   693,469    $   804,467    $   777,087
Ratio of expenses to average
  net assets (2)                               0.93%(3)          0.88%          0.88%          0.86%          0.83%          0.82%
Ratio of net investment income to
  average net assets                           1.60%(3)          1.57%          1.47%          2.20%          1.27%          1.74%
Portfolio Turnover                              101%              159%           162%           168%            50%            37%

----------
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of expense offset by custody credits earned on cash balances from custodian bank (See (1)(L) in Notes to Financial Statements).
(3) Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formely OCC Accumulation Trust, was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of: the OpCap Equity Portfolio, the OpCap Small Cap Portfolio, the OpCap Global Equity Portfolio, the OpCap Managed Portfolio (the "Portfolio"), the OpCap U.S. Government Income Portfolio, the OpCap Mid Cap Portfolio, the PEA Science & Technology Portfolio, and the PEA Renaissance Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet not occured. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Investment securities, other than debt securities, listed on a securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or, if available, the closing price reported for an issue traded on an over-the-counter stock market (including the NASDAQ official closing price for NASDAQ-traded securities), or if no sales or closing prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker or trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

   (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as a tax return of capital.

   (E) FOREIGN CURRENCY TRANSLATION

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period end exchange rates is reflected as a component of net unrealized appreciation of investments, options written, swaps and other assets and liabilities denominated in foreign currency. Net realized currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

   (F) OPTION TRANSACTIONS

For hedging purposes, the Portfolio may purchase and write (sell) put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, similar entities or over the counter. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in the Portfolio purchasing a security or currency at a price different from the current market value.

Transactions in options written for the six months ended June 30, 2003 were:

                                                                                   CONTRACTS
                                                                                     (000)      PREMIUMS
                                                                                   ---------   ----------
Options outstanding at December 31, 2002                                              (7,600)  $   65,905
Options terminated in closing purchase transactions                                    3,600      (26,537)
Options written                                                                      (18,000)  $  165,089
                                                                                   ---------   ----------
Options outstanding at June 30, 2003                                                 (22,000)  $  204,457
                                                                                   ---------   ----------

   (G) INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation but the inflation adjusted principal will not be paid until maturity.

   (H) DELAYED-DELIVERY TRANSACTIONS

The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

   (I) RESTRICTED SECURITIES

The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

   (J) SWAP AGREEMENTS

The portfolio may enter into interest rate swap contracts for investment purposes, to manage its interest rates and credit risks and to add leverage to the Portfolio.

Interest rate swap agreements involve the exchange by the Portfolio with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net payments of interest on interest rate swap contracts are recorded daily as part of interest income.

Swaps are marked to market daily by the Portfolio's Investment Adviser based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations by the Portfolio. Payments received or made, if any, upon termination or maturity of the interest rate swap contracts, net of any basis in the interest rate swaps, is recorded as a realized gain or loss in the Statement of Operations by the Portfolio.

Entering into swap contracts involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in the interest rates.

Interest rate swap contracts outstanding at June 30, 2003 were:

                                NOTIONAL                         PAYMENT           PAYMENT         UNREALIZED
                                 AMOUNT       TERMINATION        MADE BY         RECEIVED BY      APPRECIATION
SWAP COUNTERPARTY                (000)            DATE        THE PORTFOLIO     THE PORTFOLIO    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co            GBP    700       3/17/07       6 month LIBOR         4.00%         $      4,488
Morgan Stanley & Co            GBP (2,500)      3/17/07       6 month LIBOR         4.00%              (31,788)
                                                                                                  ------------
                                                                                                  $    (27,300)
                                                                                                  ============

----------
GBP -- British Pound
LIBOR -- London Interbank Offered Rate

   (K) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

   (L) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

   (M) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan. The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2003, the Portfolio's payable in connection with the Plan was $273,024, of which $30,836 was accrued during the six months ended June 30, 2003.

(2)  INVESTMENT ADVISER/SUB-ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average net assets (net of any custody credits earned on cash balances) on an annual basis.

Pursuant to a Sub-Advisory agreement between the Investment Adviser and Pacific Investment Management Co. LLC (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.25% of the Portfolio's average net assets managed for providing investment advisory services for a portion of the Portfolio's investments. For the six months ended June 30, 2003, the Investment Adviser paid the Sub-Adviser $121,937, of which $20,863 was payable at June 30, 2003.

(3) INVESTMENTS IN SECURITIES

For the six months June 30, 2003, purchases and sales of securities, other than short-term and government securities, aggregated $184,191,042 and $215,913,334, respectively.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                           Chairman, President & Trustee
V. Lee Barnes                              Trustee
Paul Y. Clinton                            Trustee
Thomas W. Courtney                         Trustee
Lacy B. Herrmann                           Trustee
Theodore T. Mason                          Trustee
Malcom Bishopp                             Executive Vice President
Brian S. Shlissel                          Executive Vice President, Treasurer & Secretary
Kenneth W. Corba                           Vice President and Portfolio Manager
Mark F. Degenhart                          Vice President and Portfolio Manager
Colin Glinsman                             Vice President and Portfolio Manager
Louis P. Goldstein                         Vice President and Portfolio Manager
Matthew Greenwald                          Vice President and Portfolio Manager
William Gross                              Vice President and Portfolio Manager
Benjamin D. Gutstein                       Vice President and Portfolio Manager
John Lindenthal                            Vice President and Portfolio Manager
Elisa A. Mazen                             Vice President and Portfolio Manager
Dennis McKechnie                           Vice President and Portfolio Manager
John Schneider                             Vice President and Portfolio Manager
Robert K. Urquhart                         Vice President and Portfolio Manager
Lawrence G. Altadonna                      Assistant Treasurer

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management LLC.
840 Newport Center Drive
Newport Beach, CA 92660

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without audit by independent auditors, who did not express an opinion hereon.

PIMCO ADVISORS VIT


PEA SCIENCE & TECHNOLOGY PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2003


MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                             2003 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2003, the PEA Science & Technology Portfolio ("the Portfolio") posted a gain of 34.2% versus a 21.5% return for its benchmark, the Nasdaq Index (the "Index"). The Portfolio outperformed the Index for the twelve months ended June 30, 2003, returning 19.3% compared to 10.9% for the Index. For the three years ended June 30, 2003, the Portfolio's average annual return was (47.0%) versus (25.8%) for the Index. Since its inception, on April 12, 2000, the Portfolio has returned (43.3%) versus (24.8%) for the Index on an average annual basis.

For the six month period, telecommunications company Amdocs was the Portfolio's top contributor to performance. The company provides software products and services to major communications companies in North America, Europe and the rest of the world. The products and services that the Company provides are known as business support systems. Other top contributors included VERITAS Software (software), Juniper Networks (networking), Broadcom (electronics) and Marvell Technology Group (semi-conductors).

Accenture (consulting services) was the largest detractor from performance during the six month period. Other detractors included Lucent Technologies (telecommunications), QUALCOMM (telecommunications) and Microsoft (software).

TOP TEN HOLDINGS (AS % OF TNA)

Hewlett Packard Co.               4.3%

Texas Instruments, Inc.           4.2%

Lucent Technologies, Inc.         4.2%

VERITAS Software Corp.            3.9%

Taiwan Semiconductor
  Manufacturing Co. Ltd. ADR      3.8%

Nokia Corp. ADR                   3.7%

Agere Systems, Inc.               3.7%

Broadcom Corp.                    3.6%

Agem, Inc.                        3.6%

Siliconware Precision
  Industries Co. ADR              3.6%

[CHART]

  TOP FIVE INDUSTRIES (AS % OF TNA)

ELECTRONICS                     18.8%
TELECOMMUNICATIONS              17.6%
SOFTWARE                        16.8%
SEMI-CONDUCTORS                 13.9%
COMPUTERS                       11.0%

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

 SHARES                                                 VALUE
--------                                            -------------
          COMMON STOCK -- 97.1%
          COMPUTERS -- 11.0%
  13,771  Hewlett-Packard Co.                       $     293,323
   2,900  International Business
            Machines Corp.                                239,250
  29,000  Maxtor Corp.*                                   217,790
                                                    -------------
                                                          750,363
                                                    -------------

          CONSULTING SERVICES -- 2.9%
  11,000  Accenture Ltd.*                                 198,990
                                                    -------------

          ELECTRONICS -- 18.8%
 107,500  Agere Systems, Inc.*                            250,475
   8,500  Applied Materials, Inc.*                        134,810
   9,900  Broadcom Corp.*                                 246,609
  13,800  Micron Technology, Inc.*                        160,494
   4,100  QLogic Corp.*                                   198,153
  16,400  Texas Instruments, Inc.                         288,640
                                                    -------------
                                                        1,279,181
                                                    -------------

          FIBER OPTICS -- 3.4%
  65,700  JDS Uniphase Corp.*                             230,607
                                                    -------------

          HEALTHCARE -- 3.6%
   3,700  Amgen, Inc.*                                    245,828
                                                    -------------

          INTERNET -- 3.3%
   2,200  eBay, Inc.*                                     229,196
                                                    -------------

          NETWORKING -- 5.8%
   9,700  Cisco Systems, Inc.*                            161,893
  18,900  Juniper Networks, Inc.*                         233,793
                                                    -------------
                                                          395,686
                                                    -------------

          SEMI-CONDUCTORS -- 13.9%
   6,000  Marvell Technology Group Ltd.*                  206,220
   6,400  Novellus Systems, Inc.*                         234,374
  75,800  Siliconware Precision
            Industries Co. ADR*                           242,560
  26,000  Taiwan Semiconductor
            Manufacturing Co. Ltd. ADR*                   262,080
                                                    -------------
                                                          945,234
                                                    -------------

          SOFTWARE -- 16.8%
   5,800  Mercury Interactive Corp.*                $     223,938
   7,600  Microsoft Corp                                  194,636
  19,000  Oracle Corp.*                                   228,380
  24,100  Siebel Systems, Inc.*                           229,914
   9,300  VERITAS Software Corp.*                         266,631
                                                    -------------
                                                        1,143,499
                                                    -------------

          TELECOMMUNICATIONS -- 17.6%
   7,900  Amdocs Ltd.*                                    189,600
 141,400  Lucent Technologies, Inc.*                      287,042
  15,400  Nokia Corp. ADR                                 253,022
   6,700  QUALCOMM, Inc.                                  239,525
  21,500  Telefonaktiebolaget LM
            Ericsson ADR*                                 228,545
                                                    -------------
                                                        1,197,734
                                                    -------------
            Total Common Stock
             (cost-$5,696,715)                          6,616,318
                                                    -------------
            Total Investments
             (cost-$5,696,715+)             97.1%       6,616,318

            Other assets less
             liabilities                     2.9          194,960
                                        --------    -------------
            Net Assets                     100.0%   $   6,811,278
                                        ========    =============

----------

*    Non-income producing security
ADR  - American Depositary Receipt
+ The cost of securities for federal income tax purposes is $5,696,715. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $958,317; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $38,714; net unrealized appreciation for federal income tax purposes is $919,603.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                        STATEMENT OF ASSETS & LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$5,696,715)                                                      $ 6,616,318
Cash                                                                                             152,154
Receivable for shares of beneficial interest sold                                                 46,567
Receivable due from Investment Adviser                                                            14,413
Prepaid expenses and other assets                                                                  1,116
                                                                                             -----------
   Total Assets                                                                                6,830,568
                                                                                             -----------

LIABILITIES:
Payable for shares of beneficial interest redeemed                                                    67
Accrued expenses                                                                                  19,223
                                                                                             -----------
   Total Liabilities                                                                              19,290
                                                                                             -----------
      Net Assets                                                                             $ 6,811,278
                                                                                             ===========

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)                  $    42,259
Paid-in-capital in excess of par                                                               8,726,162
Net investment loss                                                                              (11,025)
Accumulated net realized loss                                                                 (2,865,721)
Net unrealized appreciation of investments                                                       919,603
                                                                                             -----------
      Net Assets                                                                             $ 6,811,278
                                                                                             ===========
Shares outstanding                                                                             4,225,897
                                                                                             -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                               $      1.61
                                                                                             ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $360)                       $     4,619
   Interest                                                                         1,134
                                                                              -----------
     Total investment income                                                        5,753
                                                                              -----------
EXPENSES:
   Investment advisory fees                                                        13,465
   Reports to shareholders                                                          9,320
   Custodian fees                                                                   3,706
   Audit and tax services fees                                                      2,430
   Transfer agent fees                                                              1,468
   Miscellaneous                                                                    1,388
                                                                              -----------
     Total expenses                                                                31,777
     Less:  investment advisory fees waived                                       (13,465)
            expenses reimbursed by Investment Adviser                                (948)
            custody credits earned on cash balances                                  (586)
                                                                              -----------
     Net expenses                                                                  16,778
                                                                              -----------
        Net investment loss                                                       (11,025)
                                                                              -----------
REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                               204,068
   Net change in unrealized appreciation/depreciation of investments              880,170
                                                                              -----------
     Net realized and unrealized gain on investments                            1,084,238
                                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS               $ 1,073,213
                                                                              ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             SIX MONTHS
                                                                                                ENDED        YEAR ENDED
                                                                                            JUNE 30, 2003   DECEMBER 31,
                                                                                             (UNAUDITED)        2002
                                                                                            -------------   ------------
INVESTMENT OPERATIONS:
Net investment loss                                                                         $     (11,025)  $    (11,267)
Net realized gain (loss) on investments                                                           204,068     (1,369,656)
Net change in unrealized appreciation/depreciation of investments                                 880,170        635,531
                                                                                            -------------   ------------
   Net increase (decrease) in net assets resulting from investment operations                   1,073,213       (745,392)
                                                                                            -------------   ------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                            5,155,020      2,869,461
Cost of shares redeemed                                                                          (868,687)    (1,704,982)
                                                                                            -------------   ------------
   Net increase in net assets from share transactions                                           4,286,333      1,164,479
                                                                                            -------------   ------------
     Total increase in net assets                                                               5,359,546        419,087

NET ASSETS:
Beginning of period                                                                             1,451,732      1,032,645
                                                                                            -------------   ------------
End of period                                                                               $   6,811,278   $  1,451,732
                                                                                            =============   ============
SHARES ISSUED AND REDEEMED:
Issued                                                                                          3,629,660      1,992,588
Redeemed                                                                                         (609,894)    (1,219,954)
                                                                                            -------------   ------------
   Net increase                                                                                 3,019,766        772,634
                                                                                            =============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                          SIX MONTHS
                                                             ENDED                                            FOR THE PERIOD
                                                           JUNE 30,             YEAR ENDED DECEMBER 31,       APRIL 12, 2000*
                                                             2003            -----------------------------       THROUGH
                                                          (UNAUDITED)            2002             2001       DECEMBER 31, 2000
                                                         ------------        ------------     ------------   -----------------
Net asset value, beginning of period                     $       1.20        $       2.38     $       6.07     $      10.00
                                                         ------------        ------------     ------------     ------------
INVESTMENT OPERATIONS:
Net investment loss                                             (0.00)**            (0.01)           (0.02)           (0.03)
Net realized and unrealized gain (loss)
  on investments                                                 0.41               (1.17)           (3.67)           (3.90)
                                                         ------------        ------------     ------------     ------------
  Total from investment operations                               0.41               (1.18)           (3.69)           (3.93)
                                                         ------------        ------------     ------------     ------------
Net asset value, end of period                           $       1.61        $       1.20     $       2.38     $       6.07
                                                         ============        ============     ============     ============
TOTAL RETURN (1)                                                 34.2%              (49.6)%          (60.8)%          (39.3)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                        $      6,811        $      1,452     $      1,033     $      1,822
Ratio of expenses to average net assets (2)(3)                   1.03%(4)            1.08%            1.05%            1.04%(4)
Ratio of net investment loss to average net assets (3)         ( 0.65)%(4)          (0.84)%          (0.77)%          (0.39)%(4)
Portfolio Turnover                                                 43%                134%             104%              79%

----------
*    Commencement of operations
**   Less than ($0.005)
(1)  Total return for a period of less than one year is not annualized.
(2) Inclusive of expenses offset by custody credits earned on cash balances from custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived a portion of its fees and/or assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 1.89% (annualized) and (1.51)% (annualized), respectively, for the six months ended June 30, 2003, 2.88% and (2.63)%, respectively, for the year ended December 31, 2002, 3.22% and (2.94)%, respectively, for the year ended December 31, 2001, and 1.82% (annualized) and (1.17)% (annualized), respectively, for the period ended December 31, 2000.
(4)  Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust, was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of: the OpCap Equity Portfolio, the OpCap Small Cap Portfolio, the OpCap Global Equity Portfolio, the OpCap Managed Portfolio, the OpCap U.S. Government Income Portfolio, the OpCap Mid Cap Portfolio, the PEA Science & Technology Portfolio (the "Portfolio"), and the PEA Renaissance Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is known as this would involve future claims that may be made against the Trust that have yet not occured. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A)  VALUATION OF INVESTMENTS

Investment securities, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or, if available, the closing price reported for an issue traded on an over-the-counter stock market (including the NASDAQ official closing price for NASDAQ-traded securities), or if no sales or closing prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Short-term debt securities having a remaining maturity of sixty days or less are valued at their amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

   (B)  FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C)  INVESTMENT TRANSACTION AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D)  DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital or a tax return or capital.

   (E)  ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio, Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

   (F)  CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISER/SUB-ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser has voluntarily agreed to waive that portion of the advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average net assets (net of any custody credits earned on cash balances) on an annual basis.

Pursuant to a sub-advisory agreement between the Investment Adviser and PIMCO Equity Advisors (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.40% of the average net assets of the Portfolio for providing investment advisory services to the Portfolio. For the six months ended June 30, 2003, the Investment Adviser paid the Sub-Adviser $6,733 of which $2,196 was payable at June 30, 2003.

At June 30, 2003, approximately 7.1% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Adviser. Investment activity by this affiliate could have a material impact on the Portfolio.

(3) INVESTMENTS IN SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, aggregated $5,698,753 and $1,439,813, respectively.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                                  Chairman, President & Trustee
V. Lee Barnes                                     Trustee
Paul Y. Clinton                                   Trustee
Thomas W. Courtney                                Trustee
Lacy B. Herrmann                                  Trustee
Theodore T. Mason                                 Trustee
Malcolm Bishopp                                   Executive Vice President
Brian S. Shlissel                                 Executive Vice President, Treasurer & Secretary
Kenneth W. Corba                                  Vice President and Portfolio Manager
Mark F. Degenhart                                 Vice President and Portfolio Manager
Michael F. Gaffney                                Vice President and Portfolio Manager
Colin Glinsman                                    Vice President and Portfolio Manager
Louis P. Goldstein                                Vice President and Portfolio Manager
Matthew Greenwald                                 Vice President and Portfolio Manager
William Gross                                     Vice President and Portfolio Manager
Benjamin D. Gutstein                              Vice President and Portfolio Manager
John Lindenthal                                   Vice President and Portfolio Manager
Elisa A. Mazen                                    Vice President and Portfolio Manager
Dennis McKechnie                                  Vice President and Portfolio Manager
John Schneider                                    Vice President and Portfolio Manager
Robert K. Urquhart                                Vice President and Portfolio Manager
Lawrence G. Altadonna                             Assistant Treasurer

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
PIMCO Equity Advisors
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without audit by independent auditors, who did not express an opinion hereon.

PIMCO ADVISORS VIT


OPCAP GLOBAL EQUITY PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2003


MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                             2003 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2003, the OpCap Global Equity Portfolio (the "Portfolio") posted a return of 9.2% versus a 11.1% return for its benchmark, the Morgan Stanley World Index (the "Index"). For the twelve months ended June 30, 2003, the Portfolio returned (3.0)% compared to (2.4)% for the Index. The Portfolio outperformed the Index for the three years ended June 30, 2003, returning (6.5)% versus (13.0)% for the Index on an average annual basis. For the five year period that ended June 30, the Portfolio's average annual return of 0.1% compared to (3.1)% for the Index. Since inception, on March 1, 1995, the Portfolio's average annual return of 7.4% compared to 5.7% for the Index.

For the six month period, hospital operator McKesson (drugs & medical products) was the Portfolio's top contributor to performance. McKesson provides information and care management products and services designed to reduce costs and improve quality across the healthcare industry. Discount retailer Dollar General was another top contributor to performance. The company offers a focused assortment of consumable basic merchandise, including health and beauty aids, packaged food products and home cleaning supplies. Other contributors included EMC (networking), Citigroup (financial services) and Deutsche Boerse (financial services).

Freddie Mac (financial services) was the largest detractor from performance during the six month period. Other detractors included Bombardier (diversified manufacturing), Tenet Healthcare (healthcare), Nintendo (entertainment) and Schindler Holding (industrial manufacturing).

TOP TEN U.S. HOLDINGS (AS % OF TNA)

General Motors Corp. Class H                     4.5%

Freddie Mac                                      3.8%

Pfizer Inc.                                      2.6%

Citigroup Inc.                                   2.4%

EMC Corp.                                        2.3%

McKesson Corp.                                   2.1%

Electronic Data System Corp.                     2.1%

Sears, Roebuck & Co.                             2.0%

UnumProvident Corp.                              1.9%

Wyeth                                            1.8%

TOP TEN FOREIGN HOLDINGS (AS % OF TNA)

Alcan, Inc.                                      2.3%

Carnival Corp.                                   1.9%

SKF AB                                           1.8%

Nippon Telegraph & Telephone Corp.               1.8%

Pernod-Ricard SA                                 1.6%

Agfa Gevaert NV                                  1.6%

Canon Inc.                                       1.4%

Inco, Ltd.                                       1.3%

BNP Paribas                                      1.3%

Danske Bank A/S                                  1.2%

COUNTRY BREAKDOWN (AS % OF TNA)

United States                  50.3%

United Kingdom                  9.0%

France                          6.9%

Japan                           6.6%

Canada                          6.2%

Sweden                          3.5%

Switzerland                     2.6%

Germany                         2.2%

Singapore                       2.1%

Australia                       2.0%

Panama                          1.9%

Bermuda                         1.9%

Belgium                         1.6%

Denmark                         1.2%

Cayman Islands                  1.1%

Netherlands                     1.0%

Italy                           1.0%

Finland                         0.6%

[CHART]

                        TOP FIVE INDUSTRIES (AS % OF TNA)

FINANCIAL SERVICES                          11.60%
TELECOM                                      9.30%
DRUGS & MEDICAL PRODUCTS                     9.20%
BANKING                                      8.30%
RETAIL                                       6.90%

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

 SHARES                                                            VALUE
--------                                                        ------------
           COMMON STOCK -- 101.7%
           AUSTRALIA -- 2.0%
           FOOD & BEVERAGE -- 0.8%
  42,200   Coca-Cola Amatil Ltd.                                $    161,794
                                                                ------------

           INSURANCE -- 0.6%
  82,500   Promina Group Ltd.*                                       130,731
                                                                ------------

           MANUFACTURING -- 0.6%
  33,500   Boral Ltd.                                                113,817
                                                                ------------
            Total Australia                                          406,342
                                                                ------------

           BELGIUM -- 1.6%
           PHOTOGRAPHY -- 1.6%
  15,300   Agfa Gevaert NV*                                          325,402
                                                                ------------

           BERMUDA -- 1.9%
           DIVERSIFIED MANUFACTURING -- 1.4%
  15,000   Tyco International Ltd.                                   284,700
                                                                ------------

           OIL & GAS -- 0.5%
   2,800   Nabors Industries, Ltd.                                   110,740
                                                                ------------
            Total Bermuda                                            395,440
                                                                ------------

           CANADA -- 6.2%
           BANKING -- 1.7%
   4,200   Manulife Financial Corp.                                  118,309
   8,900   National Bank of Canada                                   241,841
                                                                ------------
                                                                     360,150
                                                                ------------

           METALS & MINING -- 3.6%
  14,900   Alcan, Inc.                                               466,221
  13,000   Inco Ltd.*                                                274,820
                                                                ------------
                                                                     741,041
                                                                ------------

           TRANSPORTATION -- 0.9%
   3,800   Canadian National Railway Co.                             182,411
                                                                ------------
            Total Canada                                           1,283,602
                                                                ------------

           CAYMAN ISLANDS -- 1.1%
           INSURANCE -- 1.1%
   2,800   XL Capital Ltd.                                           232,400
                                                                ------------

           DENMARK -- 1.2%
           FINANCIAL SERVICES -- 1.2%
  13,000   Danske Bank A/S*                                          253,545
                                                                ------------

           FINLAND -- 0.6%
           TELECOMMUNICATIONS -- 0.6%
   7,500   Nokia Oyj                                            $    123,225
                                                                ------------

           FRANCE -- 6.9%
           AUTOMOTIVE -- 0.7%
   2,900   PSA Peugeot Citroen*                                      141,101
                                                                ------------

           BANKING -- 1.3%
   5,200   BNP Paribas SA*                                           264,673
                                                                ------------

           DRUGS & MEDICAL PRODUCTS -- 0.6%
   2,200   Sanofi-Synthelabo SA*                                     129,058
                                                                ------------

           FOOD & BEVERAGE -- 1.6%
   3,700   Pernod-Ricard SA*                                         330,685
                                                                ------------

           INSURANCE -- 0.6%

   8,200   AXA                                                       127,427
                                                                ------------

           OIL & GAS -- 0.5%
     700   Total SA                                                  105,961
                                                                ------------

           RETAIL -- 0.8%
   4,100   Christian Dior SA*                                        164,212
                                                                ------------

           TELECOMMUNICATIONS -- 0.8%
  18,500   Alcatel SA*                                               167,045
                                                                ------------
            Total France                                           1,430,162
                                                                ------------

           GERMANY -- 2.2%
           AUTOMOTIVE -- 0.5%
   2,800   Bayerische Motoren Werke AG                               107,893
                                                                ------------

           FINANCIAL SERVICES -- 1.0%
   4,100   Deutsche Boerse AG*                                       217,550
                                                                ------------

           MANUFACTURING -- 0.5%
   4,500   Continental AG*                                            94,620
                                                                ------------

           TELECOMMUNICATIONS -- 0.2%
   2,900   Deutsche Telekom AG*                                       44,332
                                                                ------------
            Total Germany                                            464,395
                                                                ------------

           ITALY -- 1.0%
           BANKING -- 0.7%
   9,600   Banco Populare di Verona Novara e
            Novara Serl                                              131,405
                                                                ------------

 SHARES                                                            VALUE
--------                                                        ------------
           COMMON STOCK (CONTINUED)
           ITALY (CONCLUDED)
           OPTICAL SUPPLIES -- 0.3%
   5,100   Luxottica Group Spa                                  $     69,750
                                                                ------------
            Total Italy                                              201,155
                                                                ------------

           JAPAN -- 6.6%
           AUTOMOTIVE -- 0.6%
   3,100   Honda Motor Co., Ltd.                                     117,684
                                                                ------------

           CONSUMER PRODUCTS -- 1.9%
   6,200   Cannon Inc.                                               285,028
   6,500   Kao Corp.                                                 121,209
                                                                ------------
                                                                     406,237
                                                                ------------

           DRUGS & MEDICAL PRODUCTS -- 0.4%
   5,300   TERUMO Corp.                                               88,219
                                                                ------------

           EDUCATION -- 0.4%
   4,800   Benesse Corp.                                              82,900
                                                                ------------

           ENTERTAINMENT -- 0.9%
   2,500   Nintendo Co., Ltd.                                        182,095
                                                                ------------

           OIL & GAS -- 0.6%
  43,700   Tokyo Gas Co., Ltd.                                       125,790
                                                                ------------

           TELECOMMUNICATION -- 1.8%
      93   Nippon Telegraph & Telephone Corp.                        365,467
                                                                ------------
            Total Japan                                            1,368,392
                                                                ------------

           NETHERLANDS -- 1.0%
           DRUGS & MEDICAL PRODUCTS -- 0.6%
   4,300   Akzo Nobel NV                                             114,155
                                                                ------------

           INSURANCE -- 0.4%
   9,100   Aegon NV                                                   91,364
                                                                ------------
            Total Netherlands                                        205,519
                                                                ------------

           PANAMA -- 1.9%
           LEISURE -- 1.9%
  12,300   Carnival Corp.                                            399,873
                                                                ------------

           SINGAPORE -- 2.1%
           ELECTRONICS -- 0.9
  17,100   Flextronics International Ltd.*                           177,669
                                                                ------------

           FINANCIAL SERVICES -- 0.8%
  26,800   DBS Group Holdings Ltd.                              $    156,774
                                                                ------------

           PRINTING/PUBLISHING -- 0.4%
   8,800   Singapore Press Holdings Ltd.                              91,461
                                                                ------------
            Total Singapore                                          425,904
                                                                ------------

           SWEDEN -- 3.5%
           CONSUMER DURABLES -- 0.4%
   4,600   Electrolux AB*                                             90,904
                                                                ------------

           MACHINERY & ENGINEERING -- 0.9%
   9,100   Alfa Laval AB                                              87,071
   3,600   Sandvik AB*                                                94,332
                                                                ------------
                                                                     181,403
                                                                ------------

           MANUFACTURING -- 1.8%
  12,800   SKF AB                                                    369,822
                                                                ------------

           TELECOMMUNICATIONS -- 0.4%
  20,000   TeliaSonera AB                                             83,050
                                                                ------------
            Total Sweden                                             725,179
                                                                ------------

           SWITZERLAND -- 2.6%
           DRUGS & MEDICAL PRODUCTS -- 1.1%
   5,900   Novartis AG                                               233,975
                                                                ------------

           INDUSTRIAL MANUFACTURING -- 0.8%
     980   Schindler Holding AG                                      158,065
                                                                ------------

           INSURANCE -- 0.7%
   2,700   Swiss Re                                                  149,922
                                                                ------------
            Total Switzerland                                        541,962
                                                                ------------

           UNITED KINGDOM -- 9.0%
           BANKING -- 2.8%
  31,900   Barclays plc                                              237,274
   2,396   HSBC Holdings plc                                         141,628
  27,837   Lloyds TSB Group plc                                      197,966
                                                                ------------
                                                                     576,868
                                                                ------------

           CHEMICALS -- 0.6%
  10,100   BOC Group plc                                             129,798
                                                                ------------

 SHARES                                                            VALUE
--------                                                        ------------
           COMMON STOCK (CONTINUED)
           UNITED KINGDOM (CONTINUED)
           FOOD & BEVERAGE -- 1.9%
  32,000   Cadbury Schweppes plc*                               $    189,356
  10,000   Compass Group plc                                          54,009
  13,200   Diageo plc*                                               141,164
                                                                ------------
                                                                     384,529
                                                                ------------

           METALS & MINING -- 1.8%
  26,700   BP plc                                                    185,467
   9,600   Rio Tinto plc                                             180,893
                                                                ------------
                                                                     366,360
                                                                ------------

           RETAIL -- 0.9%
  17,400   Boots Group plc                                           186,512
                                                                ------------

           TELECOMMUNICATIONS -- 1.0%
 109,900   Vodafone Group plc                                        215,260
                                                                ------------
            Total United Kingdom                                   1,859,327
                                                                ------------

           UNITED STATES -- 50.3%
           ADVERTISING -- 0.6%
   1,800   Omnicom Group Inc.                                        129,060
                                                                ------------

           AEROSPACE/DEFENSE -- 0.8%
   2,400   General Dynamics Corp.                                    174,000
                                                                ------------

           BANKING -- 1.8%
  12,700   The Bank of New York Company, Inc.                        365,125
                                                                ------------

           COMPUTER SERVICES -- 2.1%
  19,800   Electronic Data Systems Corp.                             424,710
                                                                ------------

           CONSUMER PRODUCTS -- 0.6%
   3,800   Gillette Co.                                              121,068
                                                                ------------

           DRUGS & MEDICAL PRODUCTS -- 6.5%
  12,400   McKesson Corp.                                            443,176
  15,680   Pfizer Inc.                                               535,472
   8,100   Wyeth                                                     368,955
                                                                ------------
                                                                   1,347,603
                                                                ------------

           ENERGY -- 0.9%
   9,400   NiSource Inc.                                        $    178,600
                                                                ------------

           ENTERTAINMENT -- 0.6%
   6,100   Walt Disney Co.                                           120,475
                                                                ------------

           FIBER OPTICS -- 0.5%
  30,700   JDS Uniphase Corp.*                                       107,757
                                                                ------------

           FINANCIAL SERVICES -- 8.6%
  11,400   Citigroup Inc.                                            487,920
   4,200   Fannie Mae                                                283,248
  15,400   Freddie Mac                                               781,858
   6,900   J.P. Morgan Chase & Co.                                   235,842
                                                                ------------
                                                                   1,788,868
                                                                ------------

           FOOD & BEVERAGE -- 2.4%
   7,200   Altria Group Inc.                                         327,168
   5,000   Kraft Foods Inc.                                          162,750
                                                                ------------
                                                                     489,918
                                                                ------------

           HEALTH & HOSPITALS -- 0.4%
   7,800   Tenet Healthcare Corp.*                                    90,870
                                                                ------------

           HOTELS -- 0.9%
   5,000   Marriott International Inc.                               192,100
                                                                ------------

           INSURANCE -- 3.1%
   4,200   American International Group, Inc.                        231,756
  29,900   UnumProvident Corp.                                       400,959
                                                                ------------
                                                                     632,715
                                                                ------------

           MEDIA/BROADCASTING -- 1.5%
   7,200   Clear Channel Communications, Inc.*                       305,208
                                                                ------------

           NETWORKING -- 3.4%
   2,300   ALLTEL Corp.                                              110,906
   7,200   Cisco Systems Inc.                                        120,168
  45,100   EMC Corp.*                                                472,197
                                                                ------------
                                                                     703,271
                                                                ------------

           OIL & GAS -- 2.0%
   6,800   Anadarko Petroleum Corp.                                  302,396
   2,180   ConocoPhillips                                            119,464
                                                                ------------
                                                                     421,860
                                                                ------------

 SHARES                                                            VALUE
--------                                                        ------------
           COMMON STOCK (CONCLUDED)
           UNITED STATES (CONCLUDED)
           PAPER PRODUCTS -- 1.2%
   7,100   International Paper Co.                              $    253,683
                                                                ------------

           RETAIL -- 5.2%
  19,100   Dollar General Corp.                                      348,766
  12,600   Office Depot Inc.*                                        182,826
  12,200   Sears, Roebuck & Co.                                      410,408
   3,300   Target Corp.                                              124,872
                                                                ------------
                                                                   1,066,872
                                                                ------------

           SEMICONDUCTORS -- 1.3%
  17,100   Applied Materials Inc.                                    271,206
                                                                ------------

           STEEL -- 0.4%
   1,500   Nucor Corp.                                                73,275
                                                                ------------

           TELECOMMUNICATIONS -- 4.5%
  72,500   General Motors Corp. Class H*                             928,725
                                                                ------------

           WASTE DISPOSAL -- 1.0%
   9,000   Waste Management Inc.                                $    216,810
                                                                ------------
            Total United States                                   10,403,779
                                                                ------------

            Total Common Stock
             (cost-$19,636,227)                                   21,045,603
                                                                ------------
            Total Investments
             (cost-$19,636,227)+                        101.7%    21,045,603

            Liabilities in excess of
             other assets                                (1.7)      (343,576)
                                                       ------   ------------
            Net Assets                                  100.0%  $ 20,702,027
                                                       ======   ============

----------
* Non income producing security
+ The cost of securities for federal income tax purposes is $19,636,227.
  Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $2,023,630; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $614,254; net unrealized appreciation for federal income tax purposes is $1,409,376.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$19,636,227)                            $ 21,045,603
Foreign currency (cost-$8,021)                                             8,008
Receivable for shares of beneficial interest sold                         31,625
Dividends and tax reclaims receivable                                     36,249
Prepaid expenses                                                           2,704
                                                                    ------------
   Total Assets                                                       21,124,189
                                                                    ------------

LIABILITIES:
Due to custodian                                                         194,287
Payable for shares of beneficial interest redeemed                        98,695
Payable for investments purchased                                         86,661
Investment advisory fee payable                                           16,011
Accrued expenses                                                          26,508
                                                                    ------------
   Total Liabilities                                                     422,162
                                                                    ------------
     Net Assets                                                     $ 20,702,027
                                                                    ============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number
  authorized)                                                       $     17,760
Paid-in-capital in excess of par                                      25,792,284
Undistributed net investment income                                      149,464
Accumulated net realized loss                                         (6,667,926)
Net unrealized appreciation of investments and other assets and
  liabilities denominated in foreign currency                          1,410,445
                                                                    ------------
     Net Assets                                                     $ 20,702,027
                                                                    ============
Shares outstanding                                                     1,775,971
                                                                    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE      $      11.66
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $30,575)           $    302,515
  Interest                                                                 8,855
                                                                    ------------
    Total investment income                                              311,370
                                                                    ------------

EXPENSES:
  Investment advisory fees                                                94,313
  Custodian fees                                                          28,792
  Reports to shareholders                                                  3,861
  Audit and tax services fees                                              7,171
  Trustees' fees and expenses                                              4,059
  Transfer agent fees                                                      2,987
  Miscellaneous                                                            1,675
                                                                    ------------
    Total expenses                                                       142,858
    Less: custody credits earned on cash balances                           (717)
                                                                    ------------
    Net expenses                                                         142,141
                                                                    ------------
        Net investment income                                            169,229
                                                                    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized loss on investments                                      (232,982)
  Net realized loss on foreign currency transactions                     (18,603)
  Net change in unrealized appreciation/depreciation of
    investments and other assets and liabilities denominated in
    foreign currency                                                   2,511,563
                                                                    ------------
    Net realized and unrealized gain on investments and foreign
      currency transactions                                            2,259,978
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS     $  2,429,207
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS
                                                                                                 ENDED          YEAR ENDED
                                                                                             JUNE 30, 2003     DECEMBER 31,
                                                                                              (UNAUDITED)          2002
                                                                                             -------------    -------------
INVESTMENT OPERATIONS:
Net investment income                                                                        $     169,229    $     196,150
Net realized loss on investments and foreign currency transactions                                (251,585)      (4,285,279)
Net change in unrealized appreciation/depreciation of investments
  and other assets and liabilities denominated in foreign currency                               2,511,563       (1,191,544)
                                                                                             -------------    -------------
  Net increase (decrease) in net assets resulting from investment operations                     2,429,207       (5,280,673)
                                                                                             -------------    -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                              (157,836)        (140,120)
                                                                                             -------------    -------------
SHARE TRANSACTIONS:
Net proceeds from the sales of shares                                                           91,724,870       23,998,069
Reinvestment of dividends                                                                          157,836          140,120
Cost of shares redeemed                                                                        (95,807,343)     (27,650,986)
                                                                                             -------------    -------------
  Net decrease in net assets from share transactions                                            (3,924,637)      (3,512,797)
                                                                                             -------------    -------------
    Total decrease in net assets                                                                (1,653,266)      (8,933,590)

NET ASSETS:
Beginning of period                                                                             22,355,293       31,288,883
                                                                                             -------------    -------------
End of period (includes undistributed net investment income of $149,464
   and $138,071, respectively)                                                               $  20,702,027    $  22,355,293
                                                                                             =============    =============
SHARES ISSUED AND REDEEMED:
Issued                                                                                           8,511,045        2,183,785
Issued in reinvestment of dividends                                                                 15,281           11,384
Redeemed                                                                                        (8,828,595)      (2,507,754)
                                                                                             -------------    -------------
   Net decrease                                                                                   (302,269)        (312,585)
                                                                                             =============    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                       SIX MONTHS
                                          ENDED                        YEAR ENDED DECEMBER 31,
                                      JUNE 30, 2003       --------------------------------------------------------
                                       (UNAUDITED)          2002        2001        2000        1999        1998
                                      -------------       --------    --------    --------    --------    --------
Net asset value, beginning
  of period                           $       10.76       $  13.09    $  15.36    $  16.56    $  15.43    $  14.32
                                      -------------       --------    --------    --------    --------    --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income                          0.09           0.13        0.08        0.18        0.31        0.12
Net realized and unrealized
  gain (loss) on investments and
  foreign currency transactions                0.89          (2.40)      (2.19)       0.50        3.78        1.78
                                      -------------       --------    --------    --------    --------    --------
  Total income (loss) from
    investment operations                      0.98          (2.27)      (2.11)       0.68        4.09        1.90
                                      -------------       --------    --------    --------    --------    --------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
From net investment income                    (0.08)         (0.06)         --       (0.14)      (0.26)      (0.18)
In excess of net investment income               --             --          --          --          --          --
From net realized gains                          --             --       (0.16)      (1.74)      (2.70)      (0.61)
                                      -------------       --------    --------    --------    --------    --------
  Total dividends and distributions
    to shareholders                           (0.08)         (0.06)      (0.16)      (1.88)      (2.96)      (0.79)
                                      -------------       --------    --------    --------    --------    --------
Net asset value, end of period        $       11.66       $  10.76    $  13.09    $  15.36    $  16.56    $  15.43
                                      =============       ========    ========    ========    ========    ========
TOTAL RETURN (1)                                9.2%         (17.4)%     (13.8)%       4.7%       26.5%       13.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)     $      20,702       $ 22,355    $ 31,289    $ 41,299    $ 43,412    $ 34,777
Ratio of expenses to average
  net assets (2)                               1.21%(3)       1.15%       1.20%       1.14%       1.10%       1.13%
Ratio of net investment income
  to average net assets                        1.44%(3)       0.72%       0.59%       1.07%       0.48%       0.79%
Portfolio Turnover                               92%            70%         77%        110%         83%         55%

----------
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of expenses offset by earnings credits from custodian bank (See
    (1)(G) in Notes to Financial Statements).
(3) Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust, was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of: the OpCap Equity Portfolio, the OpCap Small Cap Portfolio, the OpCap Global Equity Portfolio (the "Portfolio"), the OpCap Managed Portfolio, the OpCap U.S. Government Income Portfolio, the OpCap Mid Cap Portfolio, the PEA Science & Technology Portfolio and the PEA Renaissance Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Investment securities, other than debt securities, listed on a U.S. or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or, if available, the closing price reported for an issue traded on an over-the-counter stock market (including the NASDAQ official closing price for NASDAQ-traded securities), or if no sales or closing prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

  (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Portfolio, using reasonable diligence, becomes aware of such dividends. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

  (D) FOREIGN CURRENCY TRANSLATION

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments and other assets and liabilities denominated in foreign currency. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

  (E) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as a tax return of capital.

   (F) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (G) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

  (H) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2003, the Portfolio's payable in connection with the Plan was $13,930, of which $1,831 was accrued during the six months ended June 30, 2003.

(2) INVESTMENT ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.25% of average net assets (net of any custody credits earned on cash balances) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, aggregated $19,915,408 and $24,126,204, respectively.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                                      Chairman, President & Trustee
V. Lee Barnes                                         Trustee
Paul Y. Clinton                                       Trustee
Thomas W. Courtney                                    Trustee
Lacy B. Herrmann                                      Trustee
Theodore T. Mason                                     Trustee
Malcolm Bishopp                                       Executive Vice President
Brian S. Shlissel                                     Executive Vice President, Treasurer & Secretary
Kenneth W. Corba                                      Vice President and Portfolio Manager
Mark F. Degenhart                                     Vice President and Portfolio Manager
Colin Glinsman                                        Vice President and Portfolio Manager
Louis P. Goldstein                                    Vice President and Portfolio Manager
Matthew Greenwald                                     Vice President and Portfolio Manager
William Gross                                         Vice President and Portfolio Manager
Benjamin D. Gutstein                                  Vice President and Portfolio Manager
John Lindenthal                                       Vice President and Portfolio Manager
Elisa A. Mazen                                        Vice President and Portfolio Manager
Dennis McKechnie                                      Vice President and Portfolio Manager
John Schneider                                        Vice President and Portfolio Manager
Robert K. Urquhart                                    Vice President and Portfolio Manager
Lawrence G. Altadonna                                 Assistant Treasurer

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without audit by independent auditors, who did not express an opinion hereon.

PIMCO ADVISORS VIT


OPCAP EQUITY PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2003


MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                             2003 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2003, the OpCap Equity Portfolio ("the Portfolio") posted a return of 11.7% versus a 11.8% return for its benchmark, S&P 500 Index (the "Index"). For the twelve months ended June 30, 2003, the Portfolio returned (2.2)% compared to 0.3% for the Index. The Portfolio outperformed the Index for the three years ended June 30, 2003, returning (1.6)% versus (11.2)% for the Index on an average annual basis. For the five year period that ended June 30, the Portfolio's average annual return of (1.8)% compared to (1.6)% for the Index. Since its inception, on August 1, 1988, the Portfolio's average annual return of 11.0% compared to 11.5% for the Index.

For the six month period, three financial services companies were among the top five contributors to performance: Countrywide Financial, J.P. Morgan Chase and FleetBoston Financial. Countrywide was the Portfolio's top contributor. Through its subsidiaries, this holding company is engaged primarily in the residential mortgage banking business. Other top contributors during the first half of 2003 included McDonald's (food services) and EMC (networking).

Freddie Mac (financial services) was the largest detractor from performance during the six month period. Other detractors included UnumProvident (insurance), Eastman Kodak (consumer products), SBC Communications (telecommunications) and Sprint (telecommunications).

TOP TEN HOLDINGS (AS % OF TNA)

Freddie Mac                     5.0%

Chevron Texaco Corp.            4.1%

Wells Fargo & Co.               3.6%

Kroger, Inc.                    3.5%

McDonald's Corp.                3.1%

Citigroup Corp.                 3.0%

Clear Channel
  Communications                3.0%

Countrywide Financial Corp.     3.0%

FleetBoston Financial Corp.     2.9%

Pfizer Inc.                     2.9%

[CHART]

                        TOP FIVE INDUSTRIES (AS % OF TNA)

FINANCIAL SERVICES             16.0%
RETAIL                          9.8%
DRUGS & MEDICAL PRODUCTS        8.7%
INSURANCE                       7.7%
CONSUMER PRODUCTS               7.1%

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

    SHARES                                                                      VALUE
    ------                                                                  ---------------
             COMMON STOCK -- 94.7%
             AEROSPACE/DEFENSE -- 1.9%
    20,000   Boeing Co.                                                     $       686,400
                                                                            ---------------

             BANKING -- 6.5%
    35,000   FleetBoston Financial Corp.                                          1,039,850
    25,000   Wells Fargo & Co.                                                    1,260,000
                                                                            ---------------
                                                                                  2,299,850
                                                                            ---------------

             COMPUTERS -- 1.8%
    20,000   Dell Computer Corp.*                                                   639,200
                                                                            ---------------

             COMPUTER SOFTWARE -- 2.2%
    30,000   Microsoft Corp.*                                                       768,300
                                                                            ---------------

             CONSUMER PRODUCTS -- 7.1%
    20,000   Eastman Kodak Co.                                                      547,000
    30,000   Gillette Co.                                                           955,800
    30,000   Mattel, Inc.                                                           567,600
     5,000   Procter & Gamble Co.                                                   445,900
                                                                            ---------------
                                                                                  2,516,300
                                                                            ---------------

             DIVERSIFIED MANUFACTURING -- 2.2%
     6,000   3M Co.                                                                 773,880
                                                                            ---------------

             DRUGS & MEDICAL PRODUCTS -- 8.7%
    20,000   Bristol-Myers Squibb Co.                                               543,000
    10,000   Merck & Co., Inc.                                                      605,500
    30,000   Pfizer Inc.                                                          1,024,500
    20,000   Wyeth                                                                  911,000
                                                                            ---------------
                                                                                  3,084,000
                                                                            ---------------

             ENERGY -- 2.5%
    15,000   Exelon Corp.                                                           897,150
                                                                            ---------------

             FINANCIAL SERVICES -- 16.0%
    25,000   Citigroup, Inc.                                                      1,070,000
    15,000   Countrywide Credit Industries, Inc.                                  1,043,550
    35,000   Freddie Mac                                                          1,776,950
    30,000   John Hancock Financial Services, Inc.                                  921,900
    25,000   J.P. Morgan Chase & Co.                                                854,500
                                                                            ---------------
                                                                                  5,666,900
                                                                            ---------------

             FOOD SERVICES -- 3.1%
    50,000   McDonald's Corp.                                                     1,103,000
                                                                            ---------------

             HEALTHCARE -- 1.3%
    25,000   IMS Health, Inc.                                                       449,750
                                                                            ---------------

             INSURANCE -- 7.7%
    25,000   AFLAC, Inc.                                                            768,750
    12,000   American International Group, Inc.                                     662,160
    35,000   UnumProvident Corp.                                            $       469,350
    10,000   XL Capital Ltd.                                                        830,000
                                                                            ---------------
                                                                                  2,730,260
                                                                            ---------------

             LEISURE -- 1.9%
    20,000   Carnival Corp.                                                         650,200
                                                                            ---------------

             MULTIMEDIA -- 5.3%
    50,000   AOL Time Warner Inc.*                                                  804,500
    25,000   Clear Channel Communications, Inc.*                                  1,059,750
                                                                            ---------------
                                                                                  1,864,250
                                                                            ---------------

             NETWORKING -- 3.2%
    30,000   Cisco Systems, Inc.*                                                   500,700
    60,000   EMC Corp.*                                                             628,200
                                                                            ---------------
                                                                                  1,128,900
                                                                            ---------------

             OIL & GAS -- 4.1%
    20,000   Chevron Texaco Corp.                                                 1,444,000
                                                                            ---------------

             RETAIL -- 9.8%
    35,000   CVS Corp.                                                              981,050
    40,000   Dollar General Corp.                                                   730,400
    75,000   Kroger Co.*                                                          1,251,000
    15,000   Sears, Roebuck and Co.                                                 504,600
                                                                            ---------------
                                                                                  3,467,050
                                                                            ---------------

             TELECOMMUNICATIONS -- 5.3%
    35,000   SBC Communications, Inc.                                               894,250
    25,000   Verizon Communications, Inc.                                           986,250
                                                                            ---------------
                                                                                  1,880,500
                                                                            ---------------

             TRANSPORTATION -- 1.7%
    10,000   Union Pacific Corp.                                                    580,200
                                                                            ---------------
             WASTE DISPOSAL -- 2.4%
    35,000   Waste Management, Inc.                                                 843,150
                                                                            ---------------
              Total Common Stock
               (cost-$33,163,927)                                                33,473,240
                                                                            ---------------
              Total Investments
               (cost-$33,163,927)+                                   94.7%       33,473,240

              Other assets less
               liabilities                                            5.3         1,891,334
                                                                   ------   ---------------
              Net Assets                                            100.0%  $    35,364,574
                                                                   ======   ===============

----------
*  Non-income producing security
+ The cost of securities for federal income tax purposes is $33,163,927. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $3,932,566; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $3,623,253; net unrealized appreciation for federal income tax purposes is $309,313.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$33,163,927)                                      $    33,473,240
Receivable for investments sold                                                     1,977,332
Dividends receivable                                                                   44,850
Receivable for shares of beneficial interest sold                                      37,486
Prepaid expenses                                                                        3,691
                                                                              ---------------
   Total Assets                                                                    35,536,599
                                                                              ---------------

LIABILITIES:
Due to custodian                                                                       73,704
Investment advisory fee payable                                                        24,885
Payable for shares of beneficial interest redeemed                                     18,773
Accrued expenses                                                                       54,663
                                                                              ---------------
   Total Liabilities                                                                  172,025
                                                                              ---------------
     Net Assets                                                               $    35,364,574
                                                                              ===============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)   $        12,543
Paid-in-capital in excess of par                                                   42,629,766
Undistributed net investment income                                                   147,405
Accumulated net realized loss                                                      (7,734,453)
Net unrealized appreciation of investments                                            309,313
                                                                              ---------------
     Net Assets                                                               $    35,364,574
                                                                              ===============
Shares outstanding                                                                  1,254,264
                                                                              ---------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $         28.20
                                                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:
   Dividends                                                                  $       343,191
   Interest                                                                             3,787
                                                                              ---------------
     Total investment income                                                          346,978
                                                                              ---------------
EXPENSES:
   Investment advisory fees                                                           140,829
   Custodian fees                                                                      10,623
   Audit and tax services fees                                                          8,649
   Trustees' fees and expenses                                                          7,618
   Reports to shareholders                                                              5,525
   Transfer agent fees                                                                  3,801
   Insurance expense                                                                    1,268
   Miscellaneous                                                                        2,883
                                                                              ---------------
     Total expenses                                                                   181,196
     Less: investment advisory fees waived                                             (4,759)
           custody credits earned on cash balances                                       (418)
                                                                              ---------------
     Net expenses                                                                     176,019
                                                                              ---------------
        Net investment income                                                         170,959
                                                                              ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on investments                                                (1,626,785)
   Net change in unrealized appreciation/depreciation of investments                5,338,651
                                                                              ---------------
     Net realized and unrealized gain on investments                                3,711,866
                                                                              ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS               $     3,882,825
                                                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS
                                                                         ENDED            YEAR ENDED
                                                                     JUNE 30, 2003       DECEMBER 31,
                                                                      (UNAUDITED)            2002
                                                                    ---------------    ---------------
INVESTMENT OPERATIONS:
Net investment income                                               $       170,959    $       501,205
Net realized loss on investments                                         (1,626,785)        (5,793,226)
Net change in unrealized appreciation/depreciation of investments         5,338,651         (8,673,016)
                                                                    ---------------    ---------------
   Net increase (decrease) in net assets resulting from
     investment operations                                                3,882,825        (13,965,037)
                                                                    ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                      (505,356)          (593,718)
Net realized gains                                                               --           (529,905)
                                                                    ---------------    ---------------
   Total dividends and distributions to shareholders                       (505,356)        (1,123,623)
                                                                    ---------------    ---------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                      8,465,825         15,859,056
Reinvestment of dividends and distributions                                 505,356          1,123,623
Cost of shares redeemed                                                 (12,898,994)       (44,759,804)
                                                                    ---------------    ---------------
   Net decrease in net assets from share transactions                    (3,927,813)       (27,777,125)
                                                                    ---------------    ---------------
     Total decrease in net assets                                          (550,344)       (42,865,785)

NET ASSETS:
Beginning of period                                                      35,914,918         78,780,703
                                                                    ---------------    ---------------
End of period (including undistributed net investment income
   of $147,405 and $481,802, respectively)                          $    35,364,574    $    35,914,918
                                                                    ===============    ===============

SHARES ISSUED AND REDEEMED:
Issued                                                                      320,053            538,158
Issued in reinvestment of dividends and distributions                        20,822             36,768
Redeemed                                                                   (488,025)        (1,552,415)
                                                                    ---------------    ---------------
   Net decrease                                                            (147,150)          (977,489)
                                                                    ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                        SIX MONTHS
                                          ENDED                                  YEAR ENDED DECEMBER 31,
                                       JUNE 30, 2003         ------------------------------------------------------------
                                        (UNAUDITED)            2002         2001         2000         1999        1998
                                       -------------         --------     --------     --------     --------     --------
Net asset value, beginning
   of period                           $       25.63         $  33.12     $  36.09     $  37.56     $  38.70     $  36.52
                                       -------------         --------     --------     --------     --------     --------

INVESTMENT OPERATIONS:
Net investment income                           0.15             0.36         0.24         0.25         0.25         0.39
Net realized and unrealized
   gain (loss) on investments                   2.79            (7.38)       (2.75)        2.39         0.62         3.84
                                       -------------         --------     --------     --------     --------     --------
   Total from investment
     operations                                 2.94            (7.02)       (2.51)        2.64         0.87         4.23
                                       -------------         --------     --------     --------     --------     --------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income                          (0.37)           (0.25)       (0.24)       (0.30)       (0.36)       (0.39)
Net realized gains                                --            (0.22)       (0.22)       (3.81)       (1.65)       (1.66)
                                       -------------         --------     --------     --------     --------     --------
   Total dividends and distributions
     to shareholders                           (0.37)           (0.47)       (0.46)       (4.11)       (2.01)       (2.05)
                                       -------------         --------     --------     --------     --------     --------
Net asset value, end of period         $       28.20         $  25.63     $  33.12     $  36.09     $  37.56     $  38.70
                                       =============         ========     ========     ========     ========     ========

TOTAL RETURN (1)                                11.7%           (21.4)%       (7.0)%        9.9%         2.5%        11.9%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)      $      35,365         $ 35,915     $ 78,781     $ 88,613     $ 70,512     $ 48,711
Ratio of expenses to average
   net assets (2)                               1.00%(3)(4)      0.96%        0.93%        0.95%        0.91%        0.94%
Ratio of net investment income
   to average net assets                        0.97%(3)(4)      0.89%        0.68%        0.78%        0.86%        1.36%
Portfolio Turnover                                 3%              21%          22%          58%          84%          29%

----------
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of expenses offset by custody credits earned on cash balances from custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During the six months ended June 30, 2003, the Investment Adviser waived a portion of its fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.03% (annualized) and 0.94% (annualized), respectively.
(4) Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust, was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of: the OpCap Equity Portfolio (the "Portfolio"), the OpCap Small Cap Portfolio, the OpCap Global Equity Portfolio, the OpCap Managed Portfolio, the OpCap U.S. Government Income Portfolio, the OpCap Mid Cap Portfolio, the PEA Science & Technology Portfolio, and the PEA Renaissance Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trusts' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Investment securities, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or, if available, the closing price reported for an issue traded on an over-the-counter stock market (including the NASDAQ official closing price for NASDAQ-traded securities), or if no sales or closing prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

   (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital or as a tax return of capital.

   (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

   (F) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

   (G) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2003, the Portfolio's payable in connection with the Plan was $26,002, of which $2,789 was accrued during the six months ended June 30, 2003.

(2) INVESTMENT ADVISORY FEE

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average net assets (net of any custody credits earned on cash balances) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, aggregated $924,110 and $6,091,307, respectively.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                       Chairman, President & Trustee
V. Lee Barnes                          Trustee
Paul Y. Clinton                        Trustee
Thomas W. Courtney                     Trustee
Lacy B. Herrmann                       Trustee
Theodore T. Mason                      Trustee
Malcolm Bishopp                        Executive Vice President
Brian S. Shlissel                      Executive Vice President, Treasurer &
                                        Secretary
Kenneth W. Corba                       Vice President and Portfolio Manager
Mark F. Degenhart                      Vice President and Portfolio Manager
Colin Glinsman                         Vice President and Portfolio Manager
Louis P. Goldstein                     Vice President and Portfolio Manager
Matthew Greenwald                      Vice President and Portfolio Manager
William Gross                          Vice President and Portfolio Manager
Benjamin D. Gutstein                   Vice President and Portfolio Manager
John Lindenthal                        Vice President and Portfolio Manager
Elisa A. Mazen                         Vice President and Portfolio Manager
Dennis McKechnie                       Vice President and Portfolio Manager
John Schneider                         Vice President and Portfolio Manager
Robert K. Urquhart                     Vice President and Portfolio Manager
Lawrence G. Altadonna                  Assistant Treasurer

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the portfolio without audit by independent auditors, who did not express an opinion hereon.
\

PIMCO ADVISORS VIT

PEA RENAISSANCE PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2003

MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                             2003 SEMI-ANNUAL REPORT
                                   (UNAUDITED)

For the six months ended June 30, 2003, the PEA Renaissance Portfolio ("the Portfolio") outperformed its benchmark, returning 17.9% versus 13.1% for the Russell Mid Cap Value Index (the "Index"). Since its inception, on July 10, 2002, the Portfolio has returned 3.6% compared to 7.9% for the Index.

For the six month period, electronics company Sanmina-SCI was the Portfolio's top contributor to performance. This company specializes in circuit fabrication, system assembly, integration, high-end enclosures and cabling. Financial services company J.P. Morgan Chase was another top contributor to performance. Navistar International (automotive), PG&E (utilities) and Teradyne (semi-conductors) round out the top five performers during the six month period.

J.C. Penney (retail) was the largest detractor from performance during the six month period. Other detractors included HEALTHSOUTH (healthcare), IMC Global (chemicals), Fleming Companies (retail) and CNH Global (machinery).

TOP TEN HOLDINGS (as % of TNA)

Navistar International Corp., Inc.              5.2%

Sanmina-SCI Corp.                               5.2%

CIT Group, Inc.                                 4.7%

J.C. Penney Co., Inc.                           4.2%

Teradyne, Inc.                                  3.9%

Micron Technology, Inc.                         3.9%

J.P. Morgan Chase & Co.                         3.7%

PG&E Corp.                                      3.6%

Tyco International, Ltd.                        3.5%

Pride International, Inc.                       3.4%

[CHART]

                        TOP FIVE INDUSTRIES (as % of TNA)

Electronics                                     13.7%
Automotive                                       7.4%
Oil & Gas                                        7.2%
Financing                                        6.5%
Insurance                                        6.5%

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

   SHARES                                                              VALUE
------------                                                       -------------
               COMMON STOCK-90.1%
               AEROSPACE/DEFENSE-0.6%
         800   Goodrich Corp.                                      $      16,800
                                                                   -------------

               AIRLINES-1.8%
       4,300   AMR Corp.*                                                 47,300
                                                                   -------------

               AUTOMOTIVE-7.4%
       1,500   ArvinMeritor, Inc.                                         30,270
       4,200   Navistar International Corp., Inc.*                       137,046
       3,900   Visteon Corp.                                              26,793
                                                                   -------------
                                                                         194,109
                                                                   -------------

               BANKING-0.4%
         200   Comerica Inc.*                                              9,300
                                                                   -------------

               BUILDING PRODUCTS-0.4%
         400   York International Corp.                                    9,360
                                                                   -------------

               CHEMICALS-4.2%
       3,086   Crompton Corp.                                             21,756
       1,100   FMC Corp.*                                                 24,893
       6,800   IMC Global, Inc.                                           45,628
       2,200   Imperial Chemical Industries plc ADR*                      18,260
                                                                   -------------
                                                                         110,537
                                                                   -------------

               ELECTRONICS-13.7%
       3,700   Advanced Micro Devices, Inc.*                              23,717
         600   Agilent Technologies, Inc.*                                11,730
       1,500   Amkor Technology, Inc.*                                    19,710
       8,700   Micron Technology, Inc.*                                  101,181
      21,600   Sanmina-SCI Corp.*                                        136,296
      18,000   Solectron Corp.*                                           67,320
                                                                   -------------
                                                                         359,954
                                                                   -------------

               FINANCIAL SERVICES-5.8%
       1,100   Freddie Mac                                                55,847
       2,800   J.P. Morgan Chase & Co.                                    95,704
                                                                   -------------
                                                                         151,551
                                                                   -------------

               FINANCING-6.5%
       5,500   AmeriCredit Corp.*                                         47,025
       5,000   CIT Group, Inc.                                           123,250
                                                                   -------------
                                                                         170,275
                                                                   -------------

               FOOD & BEVERAGE-0.9%
       1,000   Smithfield Foods, Inc.*                                    22,920
                                                                   -------------

               FORESTRY-0.9%
       3,700   Tembec, Inc.                                               22,242
                                                                   -------------

               HEALTHCARE-0.1%
         200   Tenet Healthcare Corp.*                                     2,330
                                                                   -------------

   SHARES                                                              VALUE
------------                                                       -------------
               COMMON STOCK (CONTINUED)
               INDUSTRIAL MANUFACTURING-3.5%
       4,900   Tyco International, Ltd.                            $      93,002
                                                                   -------------

               INSURANCE-6.5%
         900   American Financial Group, Inc                              20,520
         250   CIGNA Corp.                                                11,735
         500   CNA Financial Corp.*                                       12,300
         300   Fairfax Financial Holdings Ltd.                            46,170
         900   Loews Corp.                                                42,561
         500   Phoenix Companies, Inc.                                     4,515
       2,360   UnumProvident Corp.                                        31,648
                                                                   -------------
                                                                         169,449
                                                                   -------------

               INVESTMENT COMPANIES-2.2%
         600   SPDR Trust                                                 58,578
                                                                   -------------

               MACHINERY-0.5%
       1,320   CNH Global N.V.                                            12,593
                                                                   -------------

               METALS & MINING-1.3%
         600   Alcan, Inc.                                                18,774
         200   Freeport-McMoran Copper & Gold, Inc.*                       4,900
         200   Phelps Dodge Corp.*                                         7,668
         200   United States Steel Corp.                                   3,274
                                                                   -------------
                                                                          34,616
                                                                   -------------

               MULTIMEDIA-1.7%
       3,914   Liberty Media Corp.*                                       45,246
                                                                   -------------

               OIL & GAS-7.2%
         500   Premcor, Inc.*                                             10,775
       4,678   Pride International, Inc.*                                 88,040
         900   Rowan Companies, Inc.                                      20,160
         200   Transocean, Inc.*                                           4,394
       1,200   Valero Energy Corp.                                        43,596
       2,000   Veritas DGC, Inc.*                                         23,000
                                                                   -------------
                                                                         189,965
                                                                   -------------

               PAPER PRODUCTS-3.2%
         800   Bowater Inc.                                               29,960
       2,800   Georgia-Pacific Corp.                                      53,060
                                                                   -------------
                                                                          83,020
                                                                   -------------

               RETAIL-5.2%
       6,600   J.C. Penney Co., Inc.                                     111,210
         700   Sears, Roebuck and Co.                                     23,548
                                                                   -------------
                                                                         134,758
                                                                   -------------

               SEMICONDUCTORS-5.0%
       1,809   Credence Systems Corp.*                                    15,322
       2,200   Kulicke and Soffa Industries, Inc.*                        14,058
       5,900   Teradyne, Inc.*                                           102,129
                                                                   -------------
                                                                         131,509
                                                                   -------------

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                              (UNAUDITED)(CONCLUDED)

   SHARES                                                              VALUE
------------                                                       -------------
               COMMON STOCK-(CONCLUDED)
               TOBACCO-0.9%
         837   Loews Corp. - Carolina Group                        $      22,599
                                                                   -------------

               TRANSPORTATION-4.6%
       2,100   CSX Corp.                                                  63,189
       3,100   Swift Transportation Co., Inc.*                            57,722
                                                                   -------------
                                                                         120,911
                                                                   -------------

               UTILITIES-5.6%
       2,600   Allegheny Energy, Inc.*                                    21,970
       4,400   PG&E Corp.*                                                93,060
       5,300   Reliant Resources, Inc.*                                   32,489
                                                                   -------------
                                                                         147,519
                                                                   -------------

                 Total Common Stock (cost-$2,017,733)                  2,360,443
                                                                   -------------

   PRINCIPAL
      AMOUNT
------------
               CONVERTIBLE BONDS - 0.1%
$      3,000   Micron Technology, Inc.,
                 2.50% 2/1/10 (cost-$3,000)                                3,581
                                                                   -------------

                 Total Investments (cost-$2,020,733+)       90.2%      2,364,024
                 Other assets less liabilities               9.8         257,118
                                                           -----   -------------
                 Net Assets                                100.0%  $   2,621,142
                                                           =====   =============

----------
*Non-income producing security
ADR - American Depositary Receipt

+ The cost of securities for federal income tax purposes is $2,020,733. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $404,091; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $60,800; net unrealized appreciation for federal income tax purposes is $343,291.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS:
Investments, at value (cost-$2,020,733)                                       $ 2,364,024
Cash                                                                              357,929
Receivable for investments sold                                                    39,384
Receivable for shares of beneficial interest sold                                   8,950
Receivable from investment adviser                                                  3,199
Dividends and interest receivable                                                   1,042
                                                                              -----------
   Total Assets                                                                 2,774,528
                                                                              -----------

LIABILITIES:
Payable for investments purchased                                                 146,393
Accrued expenses and other payables                                                 6,993
                                                                              -----------
   Total Liabilities                                                              153,386
                                                                              -----------

     Net Assets                                                               $ 2,621,142
                                                                              ===========

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)   $     2,529
Paid-in-capital in excess of par                                                2,336,919
Undistributed net investment income                                                 1,769
Accumulated net realized loss                                                     (63,366)
Net unrealized appreciation of investments                                        343,291
                                                                              -----------

     Net Assets                                                               $ 2,621,142
                                                                              ===========

Shares outstanding                                                                252,889
                                                                              -----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $     10.36
                                                                              ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                                     $     8,753
Interest                                                                               54
                                                                              -----------
   Total investment income                                                          8,807
                                                                              -----------

EXPENSES:
Custodian fees                                                                      9,233
Investment advisory fees                                                            5,963
Audit and tax services fees                                                         1,078
Transfer agent fees                                                                   588
Miscellaneous                                                                         443
                                                                              -----------
   Total expenses                                                                  17,305

   Less: investment advisory fees waived                                           (5,963)
         expense reimbursed by Investment Adviser                                  (3,199)
         custody credits earned on cash balances                                     (689)
                                                                              -----------

     Net expenses                                                                   7,454
                                                                              -----------

       Net investment income                                                        1,353
                                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss                                                                 (42,866)
Net change in unrealized appreciation/depreciation of investments                 444,109
                                                                              -----------

     Net realized and unrealized gain                                             401,243
                                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS               $   402,596
                                                                              ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS       FOR THE PERIOD
                                                                           ENDED         JULY 10, 2002*
                                                                       JUNE 30, 2003         THROUGH
                                                                        (UNAUDITED)     DECEMBER 31, 2002
                                                                       -------------    -----------------
INVESTMENT OPERATIONS:
Net investment income                                                  $       1,353    $             427
Net realized loss                                                            (42,866)             (20,511)
Net change in unrealized appreciation/depreciation of investments            444,109             (100,818)
                                                                       -------------    -----------------
   Net increase (decrease) in net assets resulting from operations           402,596             (120,902)
                                                                       -------------    -----------------

SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                       1,399,333            1,021,697
Cost of shares redeemed                                                      (80,558)              (1,024)
                                                                       -------------    -----------------
        Net increase in net assets from share transactions                 1,318,775            1,020,673
                                                                       -------------    -----------------
          Total increase in net assets                                     1,721,371              899,771

NET ASSETS:
Beginning of period                                                          899,771                    -
                                                                       -------------    -----------------
End of period (including undistributed net investment
   income of $1,769 and $416, respectively)                            $   2,621,142    $         899,771
                                                                       =============    =================

SHARES ISSUED AND REDEEMED:
Issued                                                                       159,219              102,491
Redeemed                                                                      (8,704)                (117)
                                                                       -------------    -----------------
          Net increase                                                       150,515              102,374
                                                                       =============    =================

----------
* Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                              FINANCIAL HIGHLIGHTS
       FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGH EACH PERIOD:

                                                                        SIX MONTHS       FOR THE PERIOD
                                                                           ENDED         JULY 10, 2002*
                                                                       JUNE 30, 2003         THROUGH
                                                                        (UNAUDITED)     DECEMBER 31, 2002
                                                                       -------------    -----------------
Net asset value, beginning of period                                   $        8.79    $           10.00
                                                                       -------------    -----------------

INVESTMENT OPERATIONS:
Net investment income                                                           0.01                 0.00**
Net realized and unrealized gain (loss) on investments                          1.56                (1.21)
                                                                       -------------    -----------------
   Total from investment operations                                             1.57                (1.21)
                                                                       -------------    -----------------

Net asset value, end of period                                         $       10.36    $            8.79
                                                                       =============    =================

TOTAL RETURN (1)                                                                17.9%               (12.1)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                      $       2,621    $             900
Ratio of expenses to average net assets (2)(3)(4)                               1.09%                1.06%
Ratio of net investment income to average net assets (3)(4)                     0.18%                0.10%
Portfolio Turnover                                                                28%                  36%

----------
 *  Commencement of operations.
**  Less than $0.005.

(1) Total return for a period of less than one year is not annualized.
(2) Inclusive of expenses offset by custody credits earned on cash balances from custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived its fee and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 2.32% (annualized) and (1.05)% (annualized), respectively, for six months ended June 30, 2003, and 4.87% (annualized) and (3.71)% (annualized), respectively, for the period July 10, 2002 through December 31, 2002.
(4) Annualized.

See accompanying notes to financial statements.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust, was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of: the OpCap Equity Portfolio, the OpCap Small Cap Portfolio, the OpCap Global Equity Portfolio, the OpCap Managed Portfolio, the OpCap U.S. Government Income Portfolio, the OpCap Mid Cap Portfolio, the PEA Science & Technology Portfolio and the PEA Renaissance Portfolio (the "Portfolio"). The Portfolio commenced operations on July 10, 2002. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Trust that have yet not occurred. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Investment securities, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or, if available, the closing price reported for an issue traded on an over-the-counter stock market (including the NASDAQ official closing price for NASDAQ-traded securities), or if no sales or closing prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

  (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as a tax return of capital.

  (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

  (F) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio

(2) INVESTMENT ADVISER/SUB-ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser has voluntarily agreed to waive that portion of the investment advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average net assets (net of any custody credits earned on cash balances) on an annual basis.

Pursuant to a sub-advisory agreement between the Investment Adviser and PIMCO Equity Advisors LLC (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.40% of the Portfolio's average net assets for providing investment advisory services to the Portfolio.. For the six months ended June 30, 2003, the Investment Adviser paid the Sub-Adviser $2,982, of which $796 was payable at June 30, 2003.

At June 30, 2003, approximately 39.5% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3) INVESTMENTS IN SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term securities, aggregated $1,502,221 and $393,384, respectively.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                Chairman, President & Trustee
V. Lee Barnes                   Trustee
Paul Y. Clinton                 Trustee
Thomas W. Courtney              Trustee
Lacy B. Herrmann                Trustee
Theodore T. Mason               Trustee
Malcolm Bishopp                 Executive Vice President
Brian S. Shlissel               Executive Vice President, Treasurer, & Secretary
Kenneth W. Corba                Vice President and Portfolio Manager
Mark F. Degenhart               Vice President and Portfolio Manager
Colin Glinsman                  Vice President and Portfolio Manager
Louis P. Goldstein              Vice President and Portfolio Manager
Matthew Greenwald               Vice President and Portfolio Manager
William Gross                   Vice President and Portfolio Manager
Benjamin D. Gutstein            Vice President and Portfolio Manager
John Lindenthal                 Vice President and Portfolio Manager
Elisa A. Mazen                  Vice President and Portfolio Manager
Dennis McKechnie                Vice President and Portfolio Manager
John Schneider                  Vice President and Portfolio Manager
Robert K. Urquhart              Vice President and Portfolio Manager
Lawrence G. Altadonna           Assistant Treasurer

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
PIMCO Equity Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the Portfolio without audit by independent auditors who did not express an opinion hereon.

ITEM 2. CODE OF ETHICS   Disclosure requirement not applicable for semiannual
reports

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Disclosure requirement not applicable for semiannual reports

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Disclosure requirement not currently effective

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Disclosure requirement not currently effective

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Disclosure requirement not applicable for semiannual reports

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Disclosure requirement not currently effective.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Advisors VIT

By /s/ Stephen Treadway
-----------------------
Stephen Treadway, President

Date: September 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen Treadway
-----------------------
Stephen Treadway, President

Date: September 5, 2003

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, Treasurer

Date: September 5, 2003